Schedule of Investments
(unaudited)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.81%, 04/15/34
(a)(b)
......... USD 1,000 $ 985,717
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 7.53%, 07/20/34
(a)(b)
......... 1,000 989,784
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.84%, 07/20/34
(a)(b)
......... 1,000 997,518
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 6.67%, 04/20/34
(a)(b)
......... 4,000 3,990,978
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR +
2.51%), 7.91%, 04/15/34
(a)(b)
......... 1,000 998,837
Apidos CLO XXIX, Series 2018-29A, Class B,
(3-mo. CME Term SOFR + 2.16%), 7.54%,
07/25/30
(a)(b)
.................... 1,000 990,555
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.80%, 10/22/34
(a)(b)
......... 4,200 4,199,340
Ares XXXVII CLO Ltd., Series 2015-4A, Class
BR, (3-mo. CME Term SOFR + 2.06%),
7.46%, 10/15/30
(a)(b)
............... 250 247 ,906
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1, (3-mo. CME Term SOFR at 1.13% Floor
+ 1.39%), 6.81%, 07/20/34
(a)(b)
........ 2,000 2,003,136
Ballyrock CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 3.15% Floor +
3.41%), 8.78%, 11/20/30
(a)(b)
......... 1,000 987,858
Battalion CLO 17 Ltd., Series 2021-17A, Class
C, (3-mo. CME Term SOFR at 2.10% Floor
+ 2.36%), 7.78%, 03/09/34
(a)(b)
........ 1,000 973,150
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.4 1%),
5.77%, 06/25/47
(a)
................ 3,300 3,188,030
Benefit Street Partners CLO X Ltd., Series
2016-10A, Class BRR, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.83%,
04/20/34
(a)(b)
.................... 1,250 1,239,835
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.83%,
10/15/34
(a)(b)
.................... 1,500 1,500,511
Canyon CLO Ltd.
(a)(b)
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.71%, 07/15/34 ............... 1,000 986,760
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.81%, 07/15/34 ............... 1,000 970,024
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.36%,
07/15/34 .................... 2,000 1,989,650
Carlyle US CLO Ltd.
(a)(b)
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.98%, 10/20/32 ............... 1,000 997,979
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.80%,
04/15/34 .................... 2,810 2,805,444
Series 2021-3SA, Class A1, (3- mo. CME
Term SOFR at 1.06% Floor + 1.32%),
6.72%, 04/15/34 ............... 700 699,905
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO II Ltd.
(a)(b)
Series 2019-1A, Class ANR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
6.79%, 04/20/32 ............... USD 2,000 $ 1,997,075
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.76% Floor + 1.76%),
7.18%, 04/20/32 ............... 950 934,112
CarVal CLO VII-C Ltd., Series 2023-1A, Class
B1, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 8.17%, 01/20/35
(a)(b)
........ 1,500 1,502,112
Cedar Funding XII CLO Ltd., Series 2020-12A,
Class A1R, (3-mo. CME Term SOFR at
1.13% Floor + 1.39%), 6.77%, 10/2 5/34
(a)(b)
1,250 1,246,875
Cedar Funding XIV CLO Ltd., Series 2021-14A,
Class A, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.76%, 07/15/33
(a)(b)
.... 2,000 1,998,000
CIFC Funding 2019-II Ltd., Series 2019-2A,
Class BR, (3-mo. CME Term SO FR at
1.76% Floor + 1.76%), 7.16%, 04/17/34
(a)(b)
1,000 995,223
CIFC Funding 2021-I Ltd., Series 2021-1A,
Class A1, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 6.75%, 04/25/33
(a)(b)
.... 2,000 2,001,332
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.61%, 10/18/30 ............... 500 494,490
Series 2013-4A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.55%, 04/27/31 ............... 1,000 994,511
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
6.75%, 04/20/34 ............... 1,980 1,978,690
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.37%, 10/21/31 ............... 1,000 995,027
Series 2017-1A, Class D, (3-mo. CME Term
SOFR + 3.76%), 9.17%, 04/23/29 ... 1,000 997,569
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.78%, 04/20/32 ............... 1,250 1,245,774
Series 2021-7A, Class A1, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.80%,
01/23/35 .................... 4,000 3,994,637
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1R, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
6.80%, 04/20/32 ............... 4,000 3,998,234
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.73%, 04/20/32 ............... 1,000 995,292
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 6.77%,
04/22/34 .................... 3,000 3,002,275
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
07/20/34 .................... 1,000 1,001,499
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.73%,
07/20/34 .................... 500 487,317
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.80%,
01/25/35 .................... 2,500 2,500,028
Clover CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
7.25%, 04/18/35 ............... 2,000 1,987,800

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-2A, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
6.74%, 10/25/33 ............... USD 2,000 $ 1,991,596
Dryden 77 CLO Ltd., Series 2020-77A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 6.75%, 05/20/34
(a)(b)
........ 5,000 4,997,154
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.51%, 04/15 /29
(a)(b)
1,000 994,409
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR + 2.16%),
7.58%, 01/20/30
(a)(b)
............... 763 759,177
Elmwood CLO 15 Ltd., Series 2022-2A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 6.75%, 04/22/35
(a)(b)
........ 3,000 2,992,050
Elmwood CLO II Ltd., Series 2019-2A, Class
AR, (3-mo. CME Term SOFR at 1.41% Floor
+ 1.41%), 6.83%, 04/20/34
(a)(b)
........ 2,000 1,999,466
Elmwood CLO IV Ltd., Series 2020-1A, Class
A, (3-mo. CME Term SOFR at 1.24% Floor +
1.50%), 6.90%, 04/15/33
(a)(b)
......... 1,900 1,901,450
Elmwood CLO V Ltd., Series 2020-2A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.83%, 10/20/34
(a)(b)
........ 3,250 3,253,035
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 7.05%, 01/17/34
(a)(b)
........ 2,000 2,000,543
Elmwood CLO VIII Ltd., Series 2021-1A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor
+ 1.50%), 6.92%, 01/20/34
(a)(b)
........ 3,100 3,094,966
Elmwood CLO XII Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.38%, 01/20/35
(a)(b)
......... 3,000 2,998,536
Flatiron CLO 19 Ltd., Series 2019-1A, Class
AR, (3-mo. CME Term SOFR at 1.08% Floor
+ 1.34%), 6.73%, 11/16/34
(a)(b)
........ 2,000 2,000,809
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor
+ 2.21%), 7.61%, 07/15/31
(a)(b)
........ 500 495,730
Generate CLO 6 Ltd.
(a)(b)
Series 6A, Class A1R, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.87%,
01/22/35 .................... 2,950 2,946,773
Series 6A, Class CR, (3-mo. CME Term
SOFR at 2.45% Floor + 2.71%), 8.12%,
01/22/35 .................... 1,500 1,501,615
Generate CLO 9 Ltd., Series 9A, Class D,
(3-mo. CME Term SOFR at 3.35% Floor +
3.61%), 9.03%, 10/20/34
(a)(b)
......... 1,000 969,457
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class A, (3-mo.
CME Term SOFR at 1.10% Floor + 1.36%),
6.78%, 07/20/34
(a)(b)
............... 1,510 1,508,113
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 7.00%,
01/20/34
(a)(b)
.................... 2,625 2,623,382
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class A1, (3-mo. CME Term
SOFR at 1.44% Fl oor + 1.70%), 7.12%,
01/20/34
(a)(b)
.................... 3,000 3,017,588
Golub Capital Partners CLO 53B Ltd.
(a)(b)
Series 2021-53A, Class B, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.48%, 07/20/34 ............... 1,500 1,493,581
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-53A, Class C, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 07/20/34 ............... USD 1,000 $ 996,159
Greene King Finance plc, Series B1,  (Sterling
Overnight Index Average + 1.92%), 7.12%,
12/15/34
(a)
..................... GBP 100 99,110
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.75%, 07/28/31
(a)(b)
......... USD 1,000 1,002,548
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
B1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 7.80%, 11/30/32
(a)(b)
........ 1,500 1,500,010
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.90%,
04/20/34 .................... 3,000 2,996,183
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.43%,
04/20/34 .................... 700 697,842
Harbor Park CLO 18-1 Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.58%, 01/20/31
(a)(b)
.... 1,000 971,838
Invesco CLO Ltd., Series 2021-3A, Class A,
(3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 6.80%, 10/22/34
(a)(b)
......... 2,172 2,163,042
KKR CLO 27 Ltd., Series 27A, Class DR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.64%, 10/15/32
(a)(b)
......... 1,000 964,417
Legacy Mortgage Asset Trust, Series 2019-
SL2, Class A, 3.38%, 02/25/59
(a)(b)
..... 1,146 1,091,819
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 6.81%, 04/19/33
(a)(b)
1,000 999,425
Madison Park Funding XXXVIII Ltd., Series
2021-38A, Class A, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38% ), 6.78%, 07/17/34
(a)
(b)
........................... 3,000 2,996,795
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE6, Class A2, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.61%, 05/25/37
(a)
................ 2,209 1,861,435
Neuberger Berman CLO XVII Ltd., Series 2014-
1 7A, Class CR2, (3-mo. CME Term SOFR at
2.00% Floor + 2.26%), 7.67%, 04/22/29
(a)(b)
1,000 998,941
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class DRR, (3-mo. CME Term SOFR
at 2.95% Floor + 3.21%), 8.61%, 07/15/34
(a)
(b)
........................... 1,150 1,122,963
Neuberger Berman CLO XXII Ltd., Series 2016-
22A, Class CR, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.86%, 10/17/30
(a)(b)
1,000 997,536
Neuberger Berman Loan Advisers CLO 27
Ltd., Series 2018-27A, Class C, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.36%, 01/15/30
(a)(b)
............... 1,000 988,199
Neuberger Berman Loan Advisers CLO 31
Ltd., Ser ies 2019-31A, Class CR, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.63%, 04/20/31
(a)(b)
............... 1,000 991,320
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor + 1.60%),
7.00%, 01/19/33
(a)(b)
............... 2,500 2,503,229

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.48%, 07/20/31
(a)(b)
............... USD 1,000 $ 990,806
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.79%,
10/14/35
(a)(b)
.................... 3,000 2,996,328
Neuberger Berman Loa n Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 6.69%,
04/14/35
(a)(b)
.................... 2,000 1,996,678
OCP CLO Ltd., Series 2014-5A, Class CR,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.54%, 04/26/31
(a)(b)
......... 1,000 925,344
Octagon Investment Partners 28 Ltd., Series
2016-1A, Class C1R, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.91%,
10/24/3 0
(a)(b)
.................... 1,000 990,547
Octagon Investment Partners 37 Ltd., Series
2018-2A, Class B, (3-mo. CME Term SOFR
at 1.75% Floor + 2.01%), 7.39%, 07/25/30
(a)
(b)
........................... 1,000 983,044
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 9.03%,
01/20/35
(a)(b)
.................... 1,000 952,938
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.79%, 01/18/36
(a)(b)
.... 4,000 4,002,009
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.87%, 04/21/34
(a)(b)
1,000 1,002,206
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.82%, 07/ 02/35
(a)(b)
.... 2,580 2,581,807
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at
3.15% Floor + 3.41%), 8.83%, 07/20/34
(a)(b)
1,250 1,255,857
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class AR, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 6.70%, 02/24/37
(a)(b)
.... 3,250 3,250,442
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at
2.95% Floor + 3.21%), 8.63%, 01/20/32
(a)(b)
500 493,016
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 10/18/34
(a)(b)
.... 2,950 2,949,175
OHA Loan Funding Ltd., Series 2015-1A, Class
AR3, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.81%, 01/19/37
(a)(b)
.... 4,000 3,995,489
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(c)
.... 780 650,801
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class A1A3, (3-mo. CME
Term SOFR at 1.26% Floor + 1.26%),
6.66%, 10/17/31 ............... 1,900 1,898,769
Series 2015-1A, Class A2R4, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.33%, 05/21/34 ............... 2,500 2,489,504
Series 2015-1A, Class CR 4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.48%, 05/21/34 ............... 1,000 976,461
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.64%, 11/14/34 ............... 1,000 993,265
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.69%, 11/14/34 ............... USD 1,000 $ 979,310
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
7.02%, 11/15/36
(d)
.............. 1,500 1,500,150
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 6.81%,
07/15/34 .................... 3,000 2,995,274
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.61%,
01/15/35 .................... 1,000 995,257
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.47%,
04/20/35 .................... 2,000 1,980,439
Pikes Peak CLO 12 Ltd., Series 2023-12A,
Class A, (3-mo. CME Term SOFR at 2.10%
Floor + 2.10%), 7.52%, 04/20/36
(a)(b)
.... 4,000 4,019,945
Pikes Peak CLO 3, Series 2019-3A, Class
CRR, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.79%, 10/25/34
(a)(b)
.... 1,000 999,488
Pikes Peak CLO 7
(a)(b)
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.84%,
02/25/34 .................... 1,000 1,001,384
Series 2021-7A, Class D, (3-mo. CME Term
SOFR at 3.40% Floor + 3.66%), 9.04%,
02/25/34 .................... 1,000 980,563
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.40%, 10/27/34
(a)(b)
......... 1,500 1,497,759
Post CLO Ltd., Series 2021-1A, Class A, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.86%, 10/15/34
(a)(b)
............... 1,500 1,497,171
PPM CLO Ltd., Series 2018-1A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.81%, 07/15/31
(a)(b)
......... 1,000 987,779
Progress Residential Trust, Series 2019-SFR4,
Class E, 3.44%, 10/17/36
(b)
.......... 3,000 2,925,132
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.66%, 01/15/35
(a)(b)
......... 1,000 968,401
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.84%, 04/20/34
(a)(b)
.... 2,910 2,906,812
Regatta VII Funding Ltd., Series 2016-1A,
Class DR2, (3-mo. CME Term SOFR at
3.05% Floor + 3.31%), 8.68%, 06/20/34
(a)(b)
1,500 1,476,278
Regatta XII Funding Ltd., Series 2019-1A,
Class DR, (3-mo. CME Term SOFR at
3.10% Fl oor + 3.36%), 8.76%, 10/15/32
(a)(b)
1,000 975,226
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (3-mo. CME Term SOFR at 1.85%
Floor + 2.11%), 7.49%, 10/25/31
(a)(b)
.... 2,000 1,996,830
Regatta XVI Funding Ltd., Series 2019-2A,
Class C, (3-mo. CME Term SOFR at 2.70%
Floor + 2.96%), 8.36%, 01/15/33
(a)(b)
.... 1,000 1,000,020
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.76%,
01/15/34 .................... 2,000 1,996,246
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.71%), 7.11%,
01/15/34 .................... 1,100 1,093,648

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.73%, 01/20/35
(a)(b)
.... USD 1,000 $ 992,489
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 8.91%, 01/18/34
(a)(b )
......... 1,000 976,367
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.78%, 04/20/34 ............... 1,000 989,382
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.88%,
10/20/31 .................... 500 501,818
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.68%,
07/20/34 .................... 1,000 992,718
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.78%,
07/20/34 .................... 1,000 988,400
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.93%,
07/20/34 .................... 1,000 958,031
RR 19 Ltd., Series 2021-19A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor + 1.40%),
6.80%, 10/15/35
(a)(b)
............... 1,750 1,755,271
RR LLC, Series 2017-1A, Class A1AB, (3-mo.
CME Term SOFR at 1.15% Floor + 1.41%),
6.81%, 07/15/35
(a)(b)
............... 2,375 2,371,511
RRX 4 Ltd., Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.20% Floor + 1.46%),
6.86%, 07/15/34
(a)(b)
............... 2,250 2,253 ,981
Signal Peak CLO 8 Ltd.
(a)(b)
Series 2020-8A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.53%), 6.95%,
04/20/33 .................... 5,600 5,589,977
Series 2020-8A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.33%,
04/20/33 .................... 2,500 2,474,602
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.92%, 01/20/34
(a)(b)
.... 1,000 1,000,003
Sixth Street CLO XX Ltd., Series 2021-20A,
Class A1, (3-mo. CME Term SOFR at 1.16%
Floor + 1.42%), 6.84%, 10 /20/34
(a)(b)
.... 1,325 1,323,103
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 7.94%, 04/25/34
(a)(b)
.... 1,000 982,611
Southwick Park CLO LLC, Series 2019-4A,
Class CR, (3-mo. CME Term SOFR a t
2.21% Floor + 2.21%), 7.63%, 07/20/32
(a)(b)
1,000 991,118
Symphony CLO XX Ltd., Series 2018-20A,
Class DR, (3-mo. CME Term SOFR at
3.75% Floor + 4.01%), 9.41%, 01/16/32
(a)(b)
1,750 1,708,749
Symphony CLO XXIV Ltd., Series 2020-24A,
Class A, (3-mo. CME Term SOFR at 1.20%
Floor + 1.46%), 6.87%, 01/23/32
(a)(b)
.... 1,500 1,500,221
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.81%, 10/23/3 4
(a)(b)
.... 3,000 2,994,233
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.73%, 04/20/34 ............... 1,000 977,714
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
9.08%, 04/20/34 ............... 1,250 1,187,192
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 6.78%, 01/15/34
(a)(b)
......... USD 2,000 $ 1,996,532
TI CP CLO X Ltd., Series 2018-10A, Class B,
(3-mo. CME Term SOFR at 1.47% Floor +
1.73%), 7.15%, 04/20/31
(a)(b)
......... 1,700 1,697,821
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class C, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.83%, 10/20/31 ............... 600 602,190
Series 2018-11A, Class D, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.73%, 10/20/31 ............... 1,050 1,048,314
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.31%, 07/15/34
(a)(b)
......... 2,550 2,535,530
TI CP CLO XIV Ltd., Series 2019-14A, Class
A2R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.33%, 10/20/32
(a)(b)
.... 2,815 2,802,405
TICP CLO XV Ltd., Series 2020-15A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.83%, 04/20/33
(a)(b)
......... 1,000 999,748
Trimaran CAVU Ltd.
(a)(b)
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 6.86%,
10/25/34 .................... 1,000 996,032
Series 2022-2A, Class A, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 7.92%,
01/20/36 .................... 2,500 2,514,419
Series 2022-2A, Class B1, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
8.82%, 01/20/36 ............... 1,500 1,505,856
Webster Park CLO Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 1.80% Floor
+ 2.06%), 7.48%, 07/20/30
(a)(b)
........ 500 491,437
Whitebox CLO I Ltd., Series 2019-1A, Class
ANAR, (3-mo. CME Term SOFR at 1.13%
Floor + 1.39%), 6.79%, 07/24/32
(a)(b)
.... 1,250 1,247,619
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.88%, 10/24/34
(a)(b)
.... 2,700 2,687,285
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.88%, 10/15/34
(a)(b)
........ 4,100 4,091,902
Whitebox CLO IV Ltd., Series 2023-4A, Class
A1, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.15%), 7.57%, 04/20/36
(a)(b)
........ 1,500 1,507,614
Total Asset-Backed Securities — 25.2%
(Cost: $264,208,161) ............................. 267,954,823
Shares
Shares
Common Stocks
Capital Markets — 0.0%
Ardagh MP USA, Inc., (Acquired 08/02/21, cost
$276,327)
(e)(f)
.................... 28,101 109,594
Chemicals — 0.0%
Element Solutions, Inc. ............... 1,528 35,358
Construction & Engineering — 0.0%
Mcdermott International Ltd.
(e)
.......... 48,333 4,350

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services — 0.0%
Project Investor Holdings LLC, (Acquired
02/12/19, cost $0)
(d)(e)(f)
............. 1,227 $ —
Financial Services — 0.1%
(e)
Block, Inc., Class A ................. 390 30,167
Travelport Finance .................. 100 305,441
335,608
Health Care Providers & Services — 0.0%
Envision Healthcare Corp.
(d)(e)
.......... 7,243 54,322
Hotels, Restaurants & Leisure — 0.0%
Aramark ......................... 861 24,194
Codere New Topco SA
(d)(e)(g)
............ 3,743 —
24,194
IT Services — 0.0%
Twilio, Inc., Class A
(e)
................ 122 9,256
Machinery — 0.0%
Ameriforge Group, Inc.
(e)
.............. 283 3
Media — 0.0%
Learfield Communications LLC, (Acquired
09/13/23, cost $52,062)
(d)(e)(f)
......... 4,144 176,120
Metals & Mining — 0.0%
Constellium SE, Class A
(e)
............. 5,317 106,127
Oil, Gas & Consumable Fuels — 0.0%
NGL Energy Partners LP
(e)
............. 5,261 29,304
Pharmaceuticals — 0.0%
Catalent, Inc.
(e)
.................... 1,629 73,191
Professional Services — 0.0%
NMG, Inc.
(e)
....................... 1,905 190,500
Software — 0.0%
Informatica, Inc., Class A
(e)
............ 2,345 66,575
Total Common Stocks — 0.1%
(Cost: $1,457,057) .............................. 1,214,502
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Bombardier, Inc.
(b)
7.13%, 06/15/26 ................. USD 242 240,870
7.88%, 04/15/27 ................. 66 66,012
6.00%, 02/15/28 ................. 248 241,620
7.50%, 02/01/29 ................. 24 24,398
8.75%, 11/15/30 ................. 125 133,088
BWX Technologies, Inc.
(b)
4.13%, 06/30/28 ................. 13 12,055
4.13%, 04/15/29 ................. 136 124,100
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
.................... 9 8,425
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
.................... 480 501,547
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
200 195,471
Rolls-Royce plc, 3.63%, 10/14/25
(b)
...... 200 192,100
RTX Corp., 6.40%, 03/15/54 .......... 1,690 1,956,481
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 ................. 133 145,539
9.75%, 11/15/30 ................. 112 120,397
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................. 545 557,580
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.13%, 12/01/31 ................. USD 264 $ 276,649
Triumph Group, Inc., 9.00%, 03/15/28
(b)
... 241 256,266
5,052,598
Air Freight & Logistics — 0.0%
GN Bondco LLC, 9.50%, 10/15/31
(b)
..... 99 96,653
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75%, 05/15/25 ................. 286 288,517
8.50%, 05/15/27 ................. 1,713 1,718,972
6.75%, 05/15/28 ................. 194 197,921
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 78 77,220
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ..................... 126 119,048
Icahn Enterprises LP
6.25%, 05/15/26 ................. 20 19,082
5.25%, 05/15/27 ................. 112 100,601
9.75%, 01/15/29
(b)
................ 82 83,656
4.38%, 02/01/29 ................. 163 136,115
SK On Co. Ltd., 5.38%, 05/11/26
(h)
...... 345 347,236
Tenneco, Inc., 8.00%, 11/17/28
(b)
....... 49 41,834
3,130,202
Automobiles — 0.7%
Ford Motor Co., 6.10%, 08/19/32 ....... 79 79,634
Hyundai Capital America
(h)
(1-day SOFR + 1.32%), 6.75%, 11/03/25
(a)
200 200,346
5.50%, 03/30/26 ................. 200 201,038
2.38%, 10/15/27 ................. 200 180,129
Kia Corp., 1.75%, 10/16/26
(h)
.......... 200 182,328
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
............... 2,595 2,649,530
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26
(h)
................ 75 77,473
6.95%, 09/15/26
(b)
................ 3,055 3,155,751
7.05%, 09/15/28
(h)
................ 125 131,879
Nissan Motor Co. Ltd., 4.81%, 09/17/30
(h)
.. 400 373,963
7,232,071
Banks — 10.3%
ABQ Finance Ltd., 3.13%, 09/24/24
(h)
..... 350 343,000
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a)(h)(i)
........ 200 211,000
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a)(b)(i)
........ 280 256,306
Bangkok Bank PCL
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.73%),
5.00%
(a)(h)(i)
................... 200 192,500
5.30%, 09/21/28
(b)
................ 605 615,206
5.50%, 09/21/33
(b)
................ 605 621,559
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(h)
........ 341 307,220
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.44%), 3.19%,
07/23/30 .................... 850 770,700
(1-day SOFR + 1.83%), 4.57%, 04/27/33 11,145 10,623,209
Bank of Communications Co. Ltd., 1.20%,
09/10/25
(h)
.................... 200 187,924
Barclays plc
(a)
(1-day SOFR + 1.88%), 6.50%, 09/13/27 10,700 11,000,645
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(i)
..................... 390 303,188

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(i)
..................... USD 8,115 $ 7,964,161
(USISSO05 + 5.78%), 9.63%
(i)
....... 3,035 3,152,606
BNP Paribas SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.35%), 8.50%
(a)(b)(i)
.............. 11,035 11,556,117
CBQ Finance Ltd., 2.00%, 05/12/26
(h)
..... 250 230,156
China CITIC Bank International Ltd., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 1.65%), 6.00%,
12/05/33
(a)(h)
................... 250 256,310
China Construction Bank Corp., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.15%), 2.45%, 06/24/30
(a)(h)
.. 200 191,302
Citigroup, Inc.
4.30%, 11/20/26 ................. 500 489,996
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(a)(i)
.................... 68 69,435
(1-day SOFR + 2.66%), 6.17%, 05/25/34
(a)
2,985 3,088,804
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a)(h)(i)
.............. 200 181,813
HSBC Holdings plc, (1-day SOFR + 3.02%),
7.40%, 11/13/34
(a)
............... 3,995 4,382,390
ING Groep NV
(a)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.86%),
3.88%
(i)
..................... 4,025 3,255,218
(1-day SOFR + 1.56%), 6.08%, 09/11/27 7,875 8,036,464
JPMorgan Chase & Co.
3.63%, 12/01/27 ................. 300 287,876
(1-day SOFR + 2.58%), 5.72%, 09/14/33
(a)
9,555 9,886,555
Series W, (3-mo. CME Term SOFR +
1.26%), 6.64%, 05/15/47
(a)
........ 1,000 855,531
Kookmin Bank, 1.75%, 05/04/25
(h)
....... 500 478,050
Mitsubishi UFJ Financial Group, Inc., (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.29%), 8.20%
(a)(i)
... 400 433,997
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.08%), 8.13%, 10/31/82
(a)
... 6,243 6,497,646
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 15,305 15,574,567
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(a)(i)
.................... 115 120,671
(1-day SOFR + 2.10%), 4.90%, 07/25/33
(a)
6,713 6,539,634
5.38%, 11/02/43 ................. 500 486,851
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.66%),
4.25%
(a)(h)(i)
................... 200 195,250
109,643,857
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc., 4.60%,
04/15/48 ..................... 106 100,326
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 498 378,480
478,806
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 200 171,756
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 71 59,962
Security
Par (000)
Par (000) Value
Broadline Retail (continued)
Go Daddy Operating Co. LLC, 3.50%,
03/01/29
(b)
.................... USD 58 $ 52,530
JD.com, Inc., 3.88%, 04/29/26 ......... 300 292,053
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................. 123 114,256
8.25%, 08/01/31 ................. 68 70,972
Match Group Holdings II LLC
(b)
4.63%, 06/01/28 ................. 49 46,917
4.13%, 08/01/30 ................. 51 46,278
3.63%, 10/01/31 ................. 49 42,337
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
.. 21 20,180
917,241
Building Products — 0.1%
(b)
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 ................. 118 113,870
6.38%, 06/15/30 ................. 90 90,674
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28 ..................... 84 85,263
JELD-WEN, Inc., 4.63%, 12/15/25 ...... 87 84,173
Masonite International Corp., 3.50%, 02/15/30 81 70,212
New Enterprise Stone & Lime Co., Inc.
5.25%, 07/15/28 ................. 39 37,203
9.75%, 07/15/28 ................. 66 66,000
Standard Industries, Inc.
5.00%, 02/15/27 ................. 98 95,544
4.75%, 01/15/28 ................. 14 13,477
4.38%, 07/15/30 ................. 87 79,900
3.38%, 01/15/31 ................. 44 37,852
Summit Materials LLC
5.25%, 01/15/29 ................. 14 13,545
7.25%, 01/15/31 ................. 127 133,820
921,533
Capital Markets — 3.0%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
.................... 88 92,523
Amipeace Ltd., 1.50%, 10/22/25
(h)
....... 200 187,820
Ares Capital Corp., 7.00%, 01/15/27 ..... 40 41,144
Aretec Group, Inc., 10.00%, 08/15/30
(b)
... 25 26,566
Blackstone Private Credit Fund
7.05%, 09/29/25 ................. 32 32,566
3.25%, 03/15/27 ................. 85 77,974
Blue Owl Capital Corp., 3.40%, 07/15/26 .. 72 66,938
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
40 41,210
Blue Owl Credit Income Corp.
5.50%, 03/21/25 ................. 60 59,151
3.13%, 09/23/26 ................. 49 44,748
7.75%, 09/16/27 ................. 59 60,832
China Great Wall International Holdings III Ltd.,
3.88%, 08/31/27
(h)
............... 200 181,375
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 30 28,339
Deutsche Bank AG, (1-day SOFR + 2.51%),
6.82%, 11/20/29
(a)
............... 3,350 3,527,029
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
............... 250 229,974
Gaci First Investment Co., 5.13%, 02/14/53
(h)
372 335,846
Huarong Finance II Co. Ltd., 5.00%, 11/19/25
(h)
200 192,937
Korea Investment & Securities Co. Ltd., 6.88%,
11/06/26
(h)
.................... 200 204,246
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
... 6,830 7,259,846
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
. 453 440,706
Morgan Stanley, (1-day SOFR + 0.88%),
1.59%, 05/04/27
(a)
............... 4,373 4,029,227
Northern Trust Corp., 6.13%, 11/02/32 .... 41 44,027

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
.................... USD 44 $ 46,346
SURA Asset Management SA
(h)
4.88%, 04/17/24 ................. 1,318 1,306,230
4.88%, 04/17/24 ................. 400 396,428
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 4.49%,
05/12/26 .................... 5,085 5,007,642
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33%,
12/22/27 .................... 5,700 5,874,677
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(i)
..................... 1,610 1,784,307
31,620,654
Chemicals — 0.6%
Ashland, Inc., 3.38%, 09/01/31
(b)
........ 98 84,468
Avient Corp., 7.13%, 08/01/30
(b)
........ 116 120,670
Axalta Coating Systems LLC, 3.38%,
02/15/29
(b)
.................... 212 190,255
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
... 943 532,908
Braskem Netherlands Finance BV
4.50%, 01/31/30
(h)
................ 351 268,585
8.50%, 01/12/31
(b)
................ 455 424,287
7.25%, 02/13/33
(b)
................ 579 482,018
Celanese US Holdings LLC, 6.70%, 11/15/33 26 28,200
Chemours Co. (The)
(b)
5.75%, 11/15/28 ................. 75 71,438
4.63%, 11/15/29 ................. 36 31,606
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 500 460,318
GC Treasury Center Co. Ltd., 4.40%,
03/30/32
(h)
.................... 200 182,814
Herens Holdco SARL, 4.75%, 05/15/28
(b)
.. 200 164,077
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 129 123,350
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
. 310 225,534
MEGlobal BV
2.63%, 04/28/28
(h)
................ 335 300,872
2.63%, 04/28/28
(b)
................ 670 601,744
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
70 67,318
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 60 59,476
Olympus Water US Holding Corp., 9.75%,
11/15/28
(b)
.................... 208 220,770
Orbia Advance Corp. SAB de CV, 5.50%,
01/15/48
(h)
.................... 360 304,987
Sasol Financing USA LLC
4.38%, 09/18/26 ................. 200 186,000
6.50%, 09/27/28 ................. 227 214,302
8.75%, 05/03/29
(b)
................ 358 364,605
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 ................. 19 16,882
4.00%, 04/01/31 ................. 46 39,026
4.38%, 02/01/32 ................. 40 33,801
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
.................... 125 108,438
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 144 138,543
5.63%, 08/15/29 ................. 248 218,229
7.38%, 03/01/31 ................. 13 13,004
6,278,525
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.13%, 08/01/29 ................. 10 9,202
4.88%, 07/15/32 ................. 43 39,775
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC
(b)
6.63%, 07/15/26 ................. USD 505 $ 502,348
9.75%, 07/15/27 ................. 1,229 1,204,293
4.63%, 06/01/28 ................. 200 182,773
6.00%, 06/01/29 ................. 217 176,919
APi Group DE, Inc., 4.13%, 07/15/29
(b)
.... 145 131,944
APX Group, Inc.
(b)
6.75%, 02/15/27 ................. 13 12,968
5.75%, 07/15/29 ................. 111 103,480
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.. 98 95,064
Clean Harbors, Inc.
(b)
4.88%, 07/15/27 ................. 61 59,773
6.38%, 02/01/31 ................. 63 64,012
Covanta Holding Corp.
4.88%, 12/01/29
(b)
................ 117 102,222
5.00%, 09/01/30 ................. 14 11,916
DP World Crescent Ltd., 3.75%, 01/30/30
(h)
. 635 596,075
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 86 82,920
9.50%, 11/01/27 ................. 41 41,334
7.75%, 02/15/28 ................. 146 151,053
6.00%, 06/01/29 ................. 7 6,275
GFL Environmental, Inc.
(b)
4.25%, 06/01/25 ................. 6 5,911
3.75%, 08/01/25 ................. 60 58,596
4.00%, 08/01/28 ................. 140 129,415
3.50%, 09/01/28 ................. 16 14,785
4.75%, 06/15/29 ................. 107 100,790
6.75%, 01/15/31 ................. 184 189,572
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 102 101,847
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 228 212,609
NongHyup Bank, 4.00%, 01/06/26
(h)
..... 250 245,203
Prime Security Services Borrower LLC
(b)
5.25%, 04/15/24 ................. 7 6,940
5.75%, 04/15/26 ................. 25 25,135
6.25%, 01/15/28 ................. 114 113,335
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 12 10,888
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 346 333,025
Williams Scotsman, Inc.
(b)
4.63%, 08/15/28 ................. 39 36,837
7.38%, 10/01/31 ................. 105 110,119
5,269,353
Communications Equipment — 0.0%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 82 66,830
CommScope, Inc., 4.75%, 09/01/29 ...... 76 51,027
Viasat, Inc.
5.63%, 09/15/25 ................. 117 114,079
5.63%, 04/15/27 ................. 176 170,280
7.50%, 05/30/31 ................. 14 10,990
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 68 59,530
472,736
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
.................... 338 335,397
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 134 124,805
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
.................... 422 446,278
China Railway Xunjie Co. Ltd., 3.25%,
07/28/26
(h)
.................... 240 230,282
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.. 97 90,008
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(h)
............... 400 366,140

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
MasTec, Inc., 4.50%, 08/15/28
(b)
........ USD 29 $ 27,233
Pike Corp., 8.63%, 01/31/31
(b)
......... 25 26,271
1,646,414
Construction Materials — 0.0%
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 ................. 182 179,194
8.88%, 11/15/31 ................. 199 209,184
388,378
Consumer Finance — 1.7%
Ally Financial, Inc., 8.00%, 11/01/31 ..... 400 438,200
American Express Co., 5.85%, 11/05/27 ... 7,215 7,523,354
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
.................... 38 39,394
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31%, 06/08/29 7,090 7,273,701
(1-day SOFR + 2.86%), 6.38%, 06/08/34 40 41,168
CMB International Leasing Management Ltd.,
3.00%, 07/03/24
(h)
............... 300 296,156
DAE Funding LLC, 2.63%, 03/20/25
(h)
.... 200 191,614
Ford Motor Credit Co. LLC
4.39%, 01/08/26 ................. 500 486,197
7.35%, 03/06/30 ................. 341 366,336
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b)(j)
...... 139 130,554
Macquarie Airfinance Holdings Ltd.
(b)
8.38%, 05/01/28 ................. 42 43,989
8.13%, 03/30/29 ................. 58 60,623
Navient Corp., 9.38%, 07/25/30 ........ 72 75,433
OneMain Finance Corp.
7.13%, 03/15/26 ................. 83 84,559
6.63%, 01/15/28 ................. 94 94,897
9.00%, 01/15/29 ................. 94 99,380
5.38%, 11/15/29 ................. 36 33,710
7.88%, 03/15/30 ................. 105 108,084
4.00%, 09/15/30 ................. 84 71,883
SLM Corp., 3.13%, 11/02/26 .......... 126 117,487
17,576,719
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
3.25%, 03/15/26 ................. 50 47,175
4.63%, 01/15/27 ................. 24 23,333
6.50%, 02/15/28 ................. 89 90,064
3.50%, 03/15/29 ................. 114 103,510
4.88%, 02/15/30 ................. 148 141,684
CK Hutchison International 20 Ltd., 2.50%,
05/08/30
(h)
.................... 200 174,368
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
.................... 152 139,413
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
39 31,572
US Foods, Inc.
(b)
6.88%, 09/15/28 ................. 53 54,556
4.75%, 02/15/29 ................. 78 74,080
4.63%, 06/01/30 ................. 14 13,048
7.25%, 01/15/32 ................. 63 65,691
Walgreens Boots Alliance, Inc.
3.20%, 04/15/30 ................. 8 7,042
4.80%, 11/18/44 ................. 25 20,829
4.10%, 04/15/50 ................. 39 28,321
1,014,686
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................. 351 349,742
4.00%, 09/01/29 ................. 270 228,549
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Ardagh Packaging Finance plc, 5.25%,
04/30/25
(b)
.................... USD 200 $ 194,504
Ball Corp.
6.00%, 06/15/29 ................. 80 81,694
3.13%, 09/15/31 ................. 70 60,353
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................. 85 83,604
8.75%, 04/15/30 ................. 197 183,676
Crown Americas LLC, 4.75%, 02/01/26 ... 75 74,287
Graphic Packaging International LLC
(b)
4.75%, 07/15/27 ................. 23 22,310
3.50%, 03/01/29 ................. 82 73,831
LABL, Inc.
(b)
5.88%, 11/01/28 ................. 139 125,938
9.50%, 11/01/28 ................. 91 91,910
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 08/15/26 ................. 815 829,410
9.25%, 04/15/27 ................. 23 22,576
Owens-Brockway Glass Container, Inc.
(b)
6.63%, 05/13/27 ................. 15 15,002
7.25%, 05/15/31 ................. 74 75,028
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 77 72,270
6.13%, 02/01/28 ................. 52 52,448
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
47 50,290
Trivium Packaging Finance BV, 5.50%,
08/15/26
(b)(c)
................... 200 196,222
2,883,644
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............. 34 30,310
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 114 109,926
Resideo Funding, Inc., 4.00%, 09/01/29 ... 21 18,323
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 30 30,887
189,446
Diversified Consumer Services — 0.1%
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 48 47,711
Service Corp. International, 4.00%, 05/15/31 155 138,803
Sotheby's
(b)
7.38%, 10/15/27 ................. 264 254,600
5.88%, 06/01/29 ................. 208 179,891
621,005
Diversified REITs — 0.6%
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 68 56,822
HAT Holdings I LLC
(b)
3.38%, 06/15/26 ................. 114 107,145
8.00%, 06/15/27 ................. 30 31,240
Highwoods Realty LP, 7.65%, 02/01/34 ... 15 16,182
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
...... 139 127,321
MPT Operating Partnership LP
2.50%, 03/24/26 ................. GBP 100 103,384
4.63%, 08/01/29 ................. USD 94 67,592
3.50%, 03/15/31 ................. 145 90,658
VICI Properties LP
4.63%, 12/01/29
(b)
................ 158 148,876
5.13%, 05/15/32 ................. 5,900 5,751,341
6,500,561
Diversified Telecommunication Services — 1.9%
Altice France Holding SA, 10.50%, 05/15/27
(b)
1,000 647,619
Altice France SA
(b)
8.13%, 02/01/27 ................. 360 331,859
5.50%, 10/15/29 ................. 200 156,825

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 59 $ 57,004
5.38%, 06/01/29 ................. 258 243,187
6.38%, 09/01/29 ................. 190 187,371
4.75%, 03/01/30 ................. 196 179,098
7.38%, 03/01/31 ................. 469 481,365
4.25%, 01/15/34 ................. 121 98,328
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 22 21,254
5.00%, 05/01/28 ................. 190 175,594
8.75%, 05/15/30 ................. 391 402,225
8.63%, 03/15/31 ................. 30 30,588
Iliad Holding SASU
(b)
6.50%, 10/15/26 ................. 233 232,544
7.00%, 10/15/28 ................. 200 199,018
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 20 19,200
4.63%, 09/15/27 ................. 276 165,600
3.63%, 01/15/29 ................. 26 13,260
11.00%, 11/15/29
(k)
............... 226 226,376
10.50%, 05/15/30 ................ 361 350,056
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
127 81,962
Network i2i Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.27%), 5.65%
(a)(h)(i)
.............. 329 323,448
Telecom Italia Capital SA
6.38%, 11/15/33 ................. 218 213,227
6.00%, 09/30/34 ................. 32 30,390
7.20%, 07/18/36 ................. 29 29,111
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 267 270,686
Verizon Communications, Inc.
2.10%, 03/22/28 ................. 7,289 6,593,662
3.88%, 02/08/29 ................. 325 315,082
4.50%, 08/10/33 ................. 500 487,731
2.99%, 10/30/56 ................. 10,751 7,137,023
Virgin Media Secured Finance plc, 4.50%,
08/15/30
(b)
.................... 200 178,060
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................. 639 512,334
6.13%, 03/01/28 ................. 176 129,265
20,520,352
Electric Utilities — 1.6%
AES Panama Generation Holdings SRL,
4.38%, 05/31/30
(b)
............... 332 278,006
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 105,004
Continuum Energy Aura Pte. Ltd.
9.50%, 02/24/27
(b)
................ 302 307,663
9.50%, 02/24/27
(h)
................ 200 203,750
Diamond II Ltd., 7.95%, 07/28/26
(b)
...... 255 255,956
Duke Energy Florida LLC, 5.95%, 11/15/52 . 2,620 2,866,595
Engie Energia Chile SA, 3.40%, 01/28/30
(h)
. 363 311,386
FirstEnergy Corp., 2.65%, 03/01/30 ...... 13 11,231
India Green Power Holdings, 4.00%, 02/22/27
(h)
190 173,850
Inkia Energy Ltd., 5.88%, 11/09/27
(h)
..... 200 190,382
LLPL Capital Pte. Ltd., 6.88%, 02/04/39
(h)
.. 161 154,584
Minejesa Capital BV, 4.63%, 08/10/30
(h)
... 200 189,560
NextEra Energy Operating Partners LP
(b)
4.25%, 07/15/24 ................. 124 122,593
4.25%, 09/15/24 ................. 2 1,935
3.88%, 10/15/26 ................. 6 5,713
7.25%, 01/15/29 ................. 46 48,157
NRG Energy, Inc., 7.00%, 03/15/33
(b)
..... 65 68,702
Pacific Gas & Electric Co.
6.95%, 03/15/34 ................. 1,310 1,438,917
4.20%, 06/01/41 ................. 4,040 3,223,577
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... USD 80 $ 75,669
PG&E Corp., 4.25%, 12/01/27
(b)(l)
....... 234 245,232
Southern California Edison Co., 5.88%,
12/01/53 ..................... 5,500 5,912,955
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(h)
.................... 200 182,750
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(h)
............... 203 201,496
State Grid Overseas Investment BVI Ltd.,
1.13%, 09/08/26
(h)
............... 200 181,826
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a)(d)(e)(m)
............ 815 —
Three Gorges Finance I Cayman Islands Ltd.,
3.15%, 06/02/26
(h)
............... 200 192,882
Vistra Operations Co. LLC
(b)
5.50%, 09/01/26 ................. 8 7,898
5.00%, 07/31/27 ................. 8 7,789
7.75%, 10/15/31 ................. 100 103,859
6.95%, 10/15/33 ................. 55 57,884
17,127,801
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05%, 04/15/28 ................. 62 62,761
6.30%, 02/15/30 ................. 60 61,555
6.40%, 04/15/33 ................. 68 70,874
Sensata Technologies BV, 5.88%, 09/01/30 . 200 198,703
Vertiv Group Corp., 4.13%, 11/15/28 ..... 221 207,347
601,240
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ....... 110 104,473
Sensata Technologies, Inc.
4.38%, 02/15/30 ................. 91 84,399
3.75%, 02/15/31 ................. 6 5,285
194,157
Energy Equipment & Services — 0.4%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................. 184 184,460
6.25%, 04/01/28 ................. 35 34,475
Borr IHC Ltd., 10.00%, 11/15/28
(b)
....... 200 209,006
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
...... 815 838,941
Enerflex Ltd., 9.00%, 10/15/27
(b)
........ 125 120,582
Nabors Industries Ltd.
(b)
7.25%, 01/15/26 ................. 165 158,600
7.50%, 01/15/28 ................. 185 159,978
Nabors Industries, Inc.
5.75%, 02/01/25 ................. 84 83,972
9.13%, 01/31/30
(b)
................ 75 75,304
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.. 123 127,988
Oceaneering International, Inc., 6.00%,
02/01/28
(b)
.................... 19 18,416
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 30 31,782
Precision Drilling Corp., 6.88%, 01/15/29
(b)
. 14 13,501
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
. 35 35,524
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
.................... 34 35,274
Transocean, Inc.
(b)
7.50%, 01/15/26 ................. 150 147,369
11.50%, 01/30/27 ................ 158 165,110
8.00%, 02/01/27 ................. 96 93,600
8.75%, 02/15/30 ................. 181 189,572
USA Compression Partners LP
6.88%, 04/01/26 ................. 38 37,840
6.88%, 09/01/27 ................. 221 218,380

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Valaris Ltd., 8.38%, 04/30/30
(b)
......... USD 200 $ 204,908
Venture Global LNG, Inc.
(b)
8.13%, 06/01/28 ................. 155 156,534
9.50%, 02/01/29 ................. 622 658,180
8.38%, 06/01/31 ................. 324 323,832
9.88%, 02/01/32 ................. 294 306,242
Weatherford International Ltd.
(b)
6.50%, 09/15/28 ................. 51 52,776
8.63%, 04/30/30 ................. 100 104,406
4,786,552
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 133 99,497
Live Nation Entertainment, Inc.
4.88%, 11/01/24 ................. 17 16,847
5.63%, 03/15/26 ................. 17 16,845
6.50%, 05/15/27 ................. 196 199,434
4.75%, 10/15/27 ................. 52 49,860
3.75%, 01/15/28 ................. 245 228,485
Playtika Holding Corp., 4.25%, 03/15/29 ... 22 19,196
630,164
Financial Services — 1.3%
Banco Votorantim SA, 4.50%, 09/24/24
(h)
.. 313 307,541
Block, Inc.
2.75%, 06/01/26 ................. 166 156,543
3.50%, 06/01/31 ................. 300 266,385
China Cinda 2020 I Management Ltd., 3.25%,
01/28/27
(h)
.................... 300 282,069
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 115 114,644
Freedom Mortgage Corp.
(b)
12.00%, 10/01/28 ................ 26 28,395
12.25%, 10/01/30 ................ 27 29,640
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................. 17 17,255
8.00%, 02/15/27 ................. 121 124,030
8.00%, 06/15/28 ................. 47 48,626
Global Payments, Inc., 2.15%, 01/15/27 ... 8,745 8,050,627
JIC Zhixin Ltd., 1.50%, 08/27/25
(h)
....... 200 188,284
Kodit Global Co. Ltd., Series 2023-1, 4.95%,
05/25/26
(h)
.................... 200 199,578
MGIC Investment Corp., 5.25%, 08/15/28 .. 157 152,826
Nationstar Mortgage Holdings, Inc.
(b)
5.00%, 02/01/26 ................. 368 359,889
5.13%, 12/15/30 ................. 24 21,699
5.75%, 11/15/31 ................. 128 119,348
NCR Atleos Escrow Corp., 9.50%, 04/01/29
(b)
68 72,250
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
.................... 76 78,232
Permian Resources Operating LLC
(b)
7.75%, 02/15/26 ................. 179 182,102
6.88%, 04/01/27 ................. 120 119,918
8.00%, 04/15/27 ................. 117 121,279
5.88%, 07/01/29 ................. 116 113,095
9.88%, 07/15/31 ................. 74 82,233
7.00%, 01/15/32 ................. 89 91,819
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................. 286 263,835
3.88%, 03/01/31 ................. 46 40,457
4.00%, 10/15/33 ................. 23 19,539
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a)(h)(i)
.............. 200 194,625
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 205 199,344
Security
Par (000)
Par (000) Value
Financial Services (continued)
Swire Pacific MTN Financing Ltd., 3.88%,
09/21/25
(h)
.................... USD 200 $ 195,700
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 1,704 1,715,976
13,957,783
Food Products — 0.3%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
..... 31 32,551
China Mengniu Dairy Co. Ltd., 1.88%,
06/17/25
(h)
.................... 200 189,864
Chobani LLC
(b)
7.50%, 04/15/25 ................. 1,391 1,384,045
4.63%, 11/15/28 ................. 233 217,811
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
. 172 172,127
Lamb Weston Holdings, Inc.
(b)
4.88%, 05/15/28 ................. 30 29,340
4.13%, 01/31/30 ................. 35 32,267
4.38%, 01/31/32 ................. 197 179,718
MHP Lux SA, 6.25%, 09/19/29
(h)
........ 552 367,080
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
455 481,167
Post Holdings, Inc.
(b)
5.50%, 12/15/29 ................. 18 17,344
4.50%, 09/15/31 ................. 11 9,858
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 77 66,619
3,179,791
Gas Utilities — 0.0%
(b)
AmeriGas Partners LP, 9.38%, 06/01/28 ... 95 98,104
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28 ................ 71 74,519
Promigas SA ESP, 3.75%, 10/16/29 ...... 245 217,291
Suburban Propane Partners LP, 5.00%,
06/01/31 ..................... 12 10,879
400,793
Ground Transportation — 0.1%
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
64 63,912
Guangzhou Metro Investment Finance BVI Ltd.,
1.51%, 09/17/25
(h)
............... 200 187,374
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 77 71,193
RXO, Inc., 7.50%, 11/15/27
(b)
.......... 103 106,282
Uber Technologies, Inc.
0.00%, 12/15/25
(l)(n)
............... 103 104,737
8.00%, 11/01/26
(b)
................ 97 98,799
7.50%, 09/15/27
(b)
................ 119 123,240
6.25%, 01/15/28
(b)
................ 205 205,514
4.50%, 08/15/29
(b)
................ 73 69,640
1,030,691
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................. 168 162,369
3.88%, 11/01/29 ................. 146 132,585
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
.................... 390 411,427
Garden Spinco Corp., 8.63%, 07/20/30
(b)
.. 90 96,132
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 144 130,197
5.25%, 10/01/29 ................. 476 448,666
Teleflex, Inc., 4.63%, 11/15/27 ......... 8 7,776
1,389,152
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.
(b)
5.50%, 07/01/28 ................. 55 54,167
5.00%, 04/15/29 ................. 60 57,600
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
117 101,828
Community Health Systems, Inc.
(b)
8.00%, 03/15/26 ................. 494 492,344

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.63%, 03/15/27 ................. USD 181 $ 168,173
6.00%, 01/15/29 ................. 80 72,010
5.25%, 05/15/30 ................. 174 145,524
4.75%, 02/15/31 ................. 139 109,273
Encompass Health Corp.
4.50%, 02/01/28 ................. 15 14,351
4.75%, 02/01/30 ................. 31 29,194
4.63%, 04/01/31 ................. 115 105,821
HCA, Inc., 3.50%, 07/15/51 ........... 11,531 8,119,797
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 143 132,777
Legacy LifePoint Health LLC, 4.38%,
02/15/27
(b)
.................... 61 56,317
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................. 94 94,996
11.00%, 10/15/30 ................ 107 112,687
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 161 158,987
Molina Healthcare, Inc., 3.88%, 05/15/32
(b)
. 195 170,384
Option Care Health, Inc., 4.38%, 10/31/29
(b)
. 148 133,756
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 13 12,675
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 23 22,818
Surgery Center Holdings, Inc., 10.00%,
04/15/27
(b)
.................... 702 709,020
Tenet Healthcare Corp.
6.25%, 02/01/27 ................. 67 67,328
6.13%, 10/01/28 ................. 84 83,762
6.13%, 06/15/30 ................. 137 138,519
6.75%, 05/15/31
(b)
................ 409 418,019
11,782,127
Health Care Technology — 0.1%
(b)
AthenaHealth Group, Inc., 6.50%, 02/15/30 . 593 537,956
IQVIA, Inc., 6.25%, 02/01/29 .......... 102 106,483
644,439
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75%, 10/15/27 ................. 132 127,497
7.25%, 07/15/28
(b)
................ 86 89,413
4.50%, 02/15/29
(b)
................ 122 113,465
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.. 125 112,329
Service Properties Trust
7.50%, 09/15/25 ................. 42 42,467
8.63%, 11/15/31
(b)
................ 310 324,704
809,875
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
3.88%, 01/15/28 ................. 171 161,547
4.00%, 10/15/30 ................. 82 73,546
Aramark International Finance SARL, 3.13%,
04/01/25
(h)
.................... EUR 100 109,453
Boyd Gaming Corp.
4.75%, 12/01/27 ................. USD 104 100,059
4.75%, 06/15/31
(b)
................ 10 9,178
Boyne USA, Inc., 4.75%, 05/15/29
(b)
..... 123 115,669
Caesars Entertainment, Inc.
(b)
8.13%, 07/01/27 ................. 331 339,308
4.63%, 10/15/29 ................. 148 133,497
7.00%, 02/15/30 ................. 438 449,141
Carnival Corp.
(b)
7.63%, 03/01/26 ................. 72 73,302
5.75%, 03/01/27 ................. 203 198,013
4.00%, 08/01/28 ................. 82 76,239
6.00%, 05/01/29 ................. 259 249,211
7.00%, 08/15/29 ................. 45 46,985
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
.................... USD 633 $ 688,969
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 49 47,775
Cedar Fair LP
5.50%, 05/01/25
(b)
................ 149 148,251
6.50%, 10/01/28 ................. 31 30,765
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ................. 98 96,972
4.75%, 01/15/28 ................. 60 57,504
5.75%, 04/01/30 ................. 298 290,547
6.75%, 05/01/31 ................. 153 155,285
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c)(h)(j)
EUR 5 3,094
Codere New Holdco SA, 7.50%, 11/30/27 .. 108 595
Expedia Group, Inc., 2.95%, 03/15/31 .... USD 572 503,416
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................. 81 73,497
6.75%, 01/15/30 ................. 25 21,950
GLP Capital LP
3.25%, 01/15/32 ................. 1,654 1,396,393
6.75%, 12/01/33 ................. 40 43,153
Haidilao International Holding Ltd., 2.15%,
01/14/26
(h)
.................... 200 182,000
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28
(b)
................ 53 53,020
4.88%, 01/15/30 ................. 181 175,417
3.63%, 02/15/32
(b)
................ 29 25,309
Life Time, Inc.
(b)
5.75%, 01/15/26 ................. 32 31,770
8.00%, 04/15/26 ................. 114 115,036
Light & Wonder International, Inc.
(b)
7.00%, 05/15/28 ................. 86 86,875
7.25%, 11/15/29 ................. 50 51,196
7.50%, 09/01/31 ................. 54 56,325
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
.................... 95 98,227
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
113 112,435
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
144 124,001
Meituan, 3.05%, 10/28/30
(h)
........... 200 168,556
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(h)
................ 333 319,680
5.38%, 12/04/29
(b)
................ 200 176,000
MGM China Holdings Ltd., 5.38%, 05/15/24
(h)
300 298,530
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
.................... 59 54,870
NCL Corp. Ltd.
(b)
5.88%, 03/15/26 ................. 104 101,625
8.38%, 02/01/28 ................. 37 39,179
8.13%, 01/15/29 ................. 33 34,471
7.75%, 02/15/29 ................. 40 40,242
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 68 65,092
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
. 43 44,344
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
.................... 128 99,840
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
.................... 38 40,553
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
. 63 60,049
Royal Caribbean Cruises Ltd.
(b)
5.50%, 08/31/26 ................. 55 54,458
5.38%, 07/15/27 ................. 49 48,506
5.50%, 04/01/28 ................. 18 17,771
8.25%, 01/15/29 ................. 49 51,913
9.25%, 01/15/29 ................. 26 27,966
7.25%, 01/15/30 ................. 102 106,527
Sands China Ltd., 5.65%, 08/08/28
(c)
..... 260 256,490

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
.................... USD 45 $ 42,544
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
.................... 244 244,752
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
30 30,130
Station Casinos LLC, 4.63%, 12/01/31
(b)
... 148 133,448
Studio City Co. Ltd., 7.00%, 02/15/27
(h)
.... 200 196,500
Sunny Express Enterprises Corp., 2.63%,
04/23/25
(h)
.................... 200 193,488
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 86 85,570
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................. 339 327,135
7.00%, 02/15/29 ................. 13 12,888
9.13%, 07/15/31 ................. 196 208,857
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 41 39,975
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 64 62,279
Wynn Macau Ltd.
4.88%, 10/01/24
(h)
................ 300 295,875
5.63%, 08/26/28
(b)
................ 200 184,812
5.63%, 08/26/28
(h)
................ 333 307,713
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................. 54 50,965
7.13%, 02/15/31 ................. 188 195,787
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
..... 44 42,650
11,566,955
Household Durables — 0.7%
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ................. 54 52,404
4.63%, 08/01/29 ................. 89 79,143
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................. 32 28,405
4.88%, 02/15/30 ................. 114 100,254
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
82 81,126
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
31 32,761
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 101 97,970
KB Home, 7.25%, 07/15/30 ........... 24 24,843
LGI Homes, Inc., 8.75%, 12/15/28
(b)
...... 24 25,530
Mattamy Group Corp., 5.25%, 12/15/27
(b)
.. 118 114,720
Newell Brands, Inc., 6.50%, 04/01/46
(c)
.... 8,142 6,769,443
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
47 33,781
Taylor Morrison Communities, Inc.
(b)
5.88%, 06/15/27 ................. 3 3,015
5.13%, 08/01/30 ................. 79 76,423
Tempur Sealy International, Inc., 3.88%,
10/15/31
(b)
.................... 104 87,925
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ................. 2 1,965
5.70%, 06/15/28 ................. 65 64,106
7,673,814
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28 . 9 8,745
Spectrum Brands, Inc.
(b)
5.50%, 07/15/30 ................. 82 79,570
3.88%, 03/15/31 ................. 27 24,570
112,885
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.13%, 03/15/28 ................. 120 115,053
4.63%, 02/01/29 ................. 70 65,018
5.00%, 02/01/31 ................. 17 15,584
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................. 57 54,915
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
3.75%, 01/15/32 ................. USD 124 $ 107,722
NextEra Energy Partners LP
(b)(l)
0.00%, 11/15/25
(n)
................ 55 48,043
2.50%, 06/15/26 ................. 55 49,280
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
52 55,252
TransAlta Corp., 7.75%, 11/15/29 ....... 123 130,636
641,503
Industrial Conglomerates — 0.1%
CK Hutchison International 23 Ltd., 4.75%,
04/21/28
(h)
.................... 200 200,312
Emerald Debt Merger Sub LLC
(b)
6.38%, 12/15/30 ................. EUR 100 117,907
6.63%, 12/15/30 ................. USD 778 794,626
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
.................... 464 454,720
1,567,565
Insurance — 0.4%
Acrisure LLC, 6.00%, 08/01/29
(b)
........ 44 39,980
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................. 246 236,418
6.75%, 10/15/27 ................. 598 595,886
6.75%, 04/15/28 ................. 241 246,550
5.88%, 11/01/29 ................. 272 257,718
7.00%, 01/15/31 ................. 137 144,517
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
... 170 155,250
China Life Insurance Overseas Co. Ltd.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.23%), 5.35%,
08/15/33
(a)(h)
................... 200 202,122
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 98 98,985
HUB International Ltd.
(b)
7.00%, 05/01/26 ................. 74 74,286
7.25%, 06/15/30 ................. 480 506,990
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50%, 03/15/30 ................. 94 98,712
10.50%, 12/15/30 ................ 82 86,420
NFP Corp.
(b)
4.88%, 08/15/28 ................. 129 127,664
6.88%, 08/15/28 ................. 421 427,989
7.50%, 10/01/30 ................. 64 68,115
8.50%, 10/01/31 ................. 51 55,279
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
... 109 101,098
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.98%), 5.25%
(a)(h)(i)
........ 200 182,188
USI, Inc., 7.50%, 01/15/32
(b)
.......... 126 128,999
ZhongAn Online P&C Insurance Co. Ltd.,
3.13%, 07/16/25
(h)
............... 200 183,750
4,018,916
Interactive Media & Services — 0.1%
Tencent Holdings Ltd.
(h)
1.81%, 01/26/26 ................. 200 187,200
2.39%, 06/03/30 ................. 200 170,244
Weibo Corp., 3.50%, 07/05/24 ......... 400 394,944
752,388
IT Services — 0.2%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
. 261 212,715
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
135 117,619
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
120 112,458
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.. 212 197,160
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 175,629
Central Parent LLC, 8.00%, 06/15/29
(b)
.... 121 126,295

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
GTCR W-2 Merger Sub LLC, 7.50%, 01/15/31
(b)
USD 474 $ 500,886
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
.................... 350 308,746
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
.................... 34 36,576
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... 54 51,570
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 18 17,645
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
. 32 32,060
Twilio, Inc.
3.63%, 03/15/29 ................. 90 82,106
3.88%, 03/15/31 ................. 82 73,021
Wipro IT Services LLC, 1.50%, 06/23/26
(h)
.. 200 183,488
2,227,974
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
....... 24 25,039
Mattel, Inc.
6.20%, 10/01/40 ................. 79 76,414
5.45%, 11/01/41 ................. 6 5,404
106,857
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................ 78 74,246
Fortrea Holdings, Inc., 7.50%, 07/01/30 ... 76 78,050
PRA Health Sciences, Inc., 2.88%, 07/15/26 271 253,232
Star Parent, Inc., 9.00%, 10/01/30 ....... 256 269,786
675,314
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 108 107,613
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................. 252 263,402
9.50%, 01/01/31 ................. 30 32,585
CSSC Capital 2015 Ltd., 2.50%, 02/13/25
(h)
. 300 290,493
Enpro, Inc., 5.75%, 10/15/26 .......... 126 124,717
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
.................... 41 31,621
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(j)
......... 167 166,268
Madison IAQ LLC, 5.88%, 06/30/29
(b)
..... 164 144,498
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
68 61,948
OT Merger Corp., 7.88%, 10/15/29
(b)
..... 144 86,256
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
.................... 153 141,591
Terex Corp., 5.00%, 05/15/29
(b)
........ 88 82,940
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 1,095 1,101,898
Titan International, Inc., 7.00%, 04/30/28 .. 54 54,023
TK Elevator Holdco GmbH
6.63%, 07/15/28
(h)
................ EUR 90 91,414
7.63%, 07/15/28
(b)
................ USD 223 219,051
TK Elevator Midco GmbH, 4.38%, 07/15/27
(h)
EUR 200 213,460
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 200 196,471
Wabash National Corp., 4.50%, 10/15/28
(b)
. 53 47,823
3,458,072
Media — 1.2%
Altice Financing SA
(b)
5.00%, 01/15/28 ................. 200 181,292
5.75%, 08/15/29 ................. 200 177,482
Cable One, Inc.
0.00%, 03/15/26
(l)(n)
............... 49 41,577
1.13%, 03/15/28
(l)
................ 83 62,872
4.00%, 11/15/30
(b)
................ 163 131,971
Charter Communications Operating LLC
5.13%, 07/01/49 ................. 1,000 812,149
3.70%, 04/01/51 ................. 2,410 1,567,535
4.40%, 12/01/61 ................. 5,750 3,973,377
Security
Par (000)
Par (000) Value
Media (continued)
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... USD 256 $ 257,234
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................. 93 88,777
7.75%, 04/15/28 ................. 243 209,516
9.00%, 09/15/28 ................. 373 389,212
CMG Media Corp., 8.88%, 12/15/27
(b)
.... 122 96,762
Comcast Corp.
3.75%, 04/01/40 ................. 910 782,767
4.05%, 11/01/52 ................. 260 219,246
2.94%, 11/01/56 ................. 448 294,659
CSC Holdings LLC
(b)
11.25%, 05/15/28 ................ 600 618,216
4.13%, 12/01/30 ................. 200 152,150
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 113 106,172
DISH DBS Corp.
5.25%, 12/01/26
(b)
................ 140 119,945
5.75%, 12/01/28
(b)
................ 26 20,737
5.13%, 06/01/29 ................. 58 29,893
DISH Network Corp., 11.75%, 11/15/27
(b)
.. 319 332,990
GCI LLC, 4.75%, 10/15/28
(b)
.......... 104 95,419
Gray Television, Inc.
(b)
5.88%, 07/15/26 ................. 44 42,799
7.00%, 05/15/27 ................. 42 39,921
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 31 27,279
Lamar Media Corp., 4.00%, 02/15/30 ..... 16 14,664
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
.................... 200 195,892
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 122 118,915
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
.... 21 20,306
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................. 129 124,691
4.25%, 01/15/29 ................. 88 79,409
4.63%, 03/15/30 ................. 56 49,924
7.38%, 02/15/31 ................. 81 85,061
Radiate Holdco LLC
(b)
4.50%, 09/15/26 ................. 80 61,016
6.50%, 09/15/28 ................. 189 92,607
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 17 11,985
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 35 32,889
5.00%, 08/01/27 ................. 294 284,002
4.00%, 07/15/28 ................. 26 24,046
Stagwell Global LLC, 5.63%, 08/15/29
(b)
... 111 102,094
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 17 16,535
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 187,000
Univision Communications, Inc.
(b)
6.63%, 06/01/27 ................. 43 42,883
8.00%, 08/15/28 ................. 157 161,964
7.38%, 06/30/30 ................. 52 51,851
Videotron Ltd., 3.63%, 06/15/29
(b)
....... 23 20,873
12,650,556
Metals & Mining — 0.6%
ABJA Investment Co. Pte. Ltd.
(h)
5.95%, 07/31/24 ................. 213 212,002
5.45%, 01/24/28 ................. 200 200,000
AngloGold Ashanti Holdings plc, 3.38%,
11/01/28 ..................... 472 425,182
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
. 52 54,255
ATI, Inc.
5.88%, 12/01/27 ................. 23 22,665

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
7.25%, 08/15/30 ................. USD 137 $ 142,534
5.13%, 10/01/31 ................. 160 148,401
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 325 331,363
Carpenter Technology Corp.
6.38%, 07/15/28 ................. 31 30,884
7.63%, 03/15/30 ................. 106 109,305
Chinalco Capital Holdings Ltd., 2.13%,
06/03/26
(h)
.................... 300 279,321
Constellium SE
4.25%, 02/15/26
(h)
................ EUR 100 109,706
3.75%, 04/15/29
(b)
................ USD 392 355,686
ERO Copper Corp., 6.50%, 02/15/30
(b)
.... 154 135,868
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.. 341 335,923
Freeport-McMoRan, Inc., 5.45%, 03/15/43 . 260 252,938
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................. 23 21,271
4.50%, 06/01/31 ................. 212 182,750
Metinvest BV
(h)
8.50%, 04/23/26 ................. 324 225,180
7.65%, 10/01/27 ................. 226 144,640
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
. 10 10,638
Minmetals Bounteous Finance BVI Ltd., 4.20%,
07/27/26
(h)
.................... 200 194,796
New Gold, Inc., 7.50%, 07/15/27
(b)
...... 155 156,375
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 274 257,943
4.75%, 01/30/30 ................. 114 107,211
3.88%, 08/15/31 ................. 266 234,409
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(h)
EUR 100 104,103
POSCO
(b)
5.75%, 01/17/28 ................. USD 365 373,581
5.88%, 01/17/33 ................. 200 208,886
POSCO Holdings, Inc., 2.50%, 01/17/25
(h)
.. 300 291,432
Vedanta Resources Finance II plc
(h)
13.88%, 01/21/24 ................ 200 177,108
8.95%, 03/11/25 ................. 402 297,938
6,134,294
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 ................. 18 17,757
4.25%, 02/01/27 ................. 56 52,764
Starwood Property Trust, Inc., 4.38%, 01/15/27 27 25,446
95,967
Oil, Gas & Consumable Fuels — 3.4%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 153 153,765
Antero Midstream Partners LP
(b)
5.75%, 03/01/27 ................. 62 61,519
5.38%, 06/15/29 ................. 63 60,566
Apache Corp., 5.35%, 07/01/49 ........ 55 45,730
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................. 151 190,260
8.25%, 12/31/28 ................. 254 255,476
5.88%, 06/30/29 ................. 30 27,911
Baytex Energy Corp., 8.50%, 04/30/30
(b)
... 69 71,409
Buckeye Partners LP, 5.85%, 11/15/43 .... 34 27,543
Callon Petroleum Co.
6.38%, 07/01/26 ................. 77 76,634
8.00%, 08/01/28
(b)
................ 209 213,446
7.50%, 06/15/30
(b)
................ 107 107,912
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ..................... 500 502,428
Chesapeake Energy Corp.
(b)
5.88%, 02/01/29 ................. 17 16,659
6.75%, 04/15/29 ................. 138 139,284
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp.
(b)
7.00%, 06/15/25 ................. USD 164 $ 163,733
8.38%, 01/15/29 ................. 138 141,910
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................. 216 225,492
8.63%, 11/01/30 ................. 111 117,740
8.75%, 07/01/31 ................. 215 228,878
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
72 64,655
CNX Resources Corp., 7.38%, 01/15/31
(b)
.. 27 27,187
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................. 145 132,604
5.88%, 01/15/30 ................. 131 113,616
CQP Holdco LP, 5.50%, 06/15/31
(b)
...... 446 422,632
Crescent Energy Finance LLC
(b)
7.25%, 05/01/26 ................. 9 9,055
9.25%, 02/15/28 ................. 229 237,604
CrownRock LP, 5.00%, 05/01/29
(b)
...... 58 56,550
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
60 61,356
Diamondback Energy, Inc., 6.25%, 03/15/33 4,540 4,851,091
DT Midstream, Inc., 4.13%, 06/15/29
(b)
.... 130 119,598
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
662 575,319
Enbridge, Inc.
6.70%, 11/15/53 ................. 4,750 5,524,401
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50%,
01/15/84
(a)
................... 54 57,437
Energian Israel Finance Ltd., 8.50%, 09/30/33
(b)
(h)
......................... 333 316,301
Energy Transfer LP
6.00%, 02/01/29
(b)
................ 2 2,018
7.38%, 02/01/31
(b)
................ 56 58,852
5.75%, 02/15/33 ................. 1,925 1,984,635
5.15%, 02/01/43 ................. 150 133,394
5.30%, 04/15/47 ................. 721 661,046
5.00%, 05/15/50 ................. 1,060 945,065
EnLink Midstream LLC
5.63%, 01/15/28
(b)
................ 32 31,638
5.38%, 06/01/29 ................. 70 68,492
6.50%, 09/01/30
(b)
................ 51 52,069
EnLink Midstream Partners LP
4.85%, 07/15/26 ................. 31 30,371
5.60%, 04/01/44 ................. 47 40,905
Enterprise Products Operating LLC
4.80%, 02/01/49 ................. 320 302,688
3.95%, 01/31/60 ................. 320 259,326
EQM Midstream Partners LP
4.13%, 12/01/26 ................. 36 34,772
7.50%, 06/01/30
(b)
................ 31 33,326
4.75%, 01/15/31
(b)
................ 30 27,919
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
.................... 37 38,382
Genesis Energy LP
7.75%, 02/01/28 ................. 18 18,063
8.25%, 01/15/29 ................. 49 50,423
8.88%, 04/15/30 ................. 43 44,462
Greenko Dutch BV, 3.85%, 03/29/26
(h)
.... 185 172,513
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
.. 28 27,798
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 18 17,893
Hess Corp., 5.80%, 04/01/47 .......... 3,200 3,448,335
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
.................... 55 50,600
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................. 65 64,750
5.75%, 02/01/29 ................. 100 96,569
6.00%, 04/15/30 ................. 4 3,879

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
8.38%, 11/01/33 ................. USD 168 $ 177,986
ITT Holdings LLC, 6.50%, 08/01/29
(b)
..... 200 176,928
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................. 25 25,470
5.88%, 06/15/30 ................. 78 76,522
Leviathan Bond Ltd., 6.75%, 06/30/30
(b)(h)
.. 129 118,017
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
.................... 12 11,700
Matador Resources Co.
5.88%, 09/15/26 ................. 179 177,514
6.88%, 04/15/28
(b)
................ 117 118,675
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(h)
.................... 353 273,328
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(h)
250 254,687
MPLX LP
4.95%, 03/14/52 ................. 5,499 4,891,615
5.65%, 03/01/53 ................. 930 918,439
Murphy Oil Corp.
5.88%, 12/01/27 ................. 15 14,924
5.88%, 12/01/42
(c)
................ 16 14,136
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
152 150,787
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
80 80,801
Northern Oil & Gas, Inc.
(b)
8.13%, 03/01/28 ................. 212 214,650
8.75%, 06/15/31 ................. 120 124,992
NuStar Logistics LP
6.00%, 06/01/26 ................. 36 35,937
6.38%, 10/01/30 ................. 47 47,083
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.. 61 62,122
Petronas Energy Canada Ltd., 2.11%,
03/23/28
(h)
.................... 200 181,182
Puma International Financing SA, 5.00%,
01/24/26
(h)
.................... 666 628,329
Reliance Industries Ltd.
(h)
4.13%, 01/28/25 ................. 750 740,167
3.67%, 11/30/27 ................. 412 393,864
2.88%, 01/12/32 ................. 250 214,020
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
. 130 122,865
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
.................... 31 29,641
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(h)
.................... 200 166,520
Sinopec Group Overseas Development 2018
Ltd., 1.45%, 01/08/26
(h)
............ 300 280,944
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
............... 105 108,803
SM Energy Co.
6.75%, 09/15/26 ................. 44 43,886
6.63%, 01/15/27 ................. 15 14,915
6.50%, 07/15/28 ................. 26 26,012
Southwestern Energy Co., 5.38%, 02/01/29 . 59 57,578
Sunoco LP
6.00%, 04/15/27 ................. 25 25,022
5.88%, 03/15/28 ................. 36 35,952
7.00%, 09/15/28
(b)
................ 52 53,652
Tallgrass Energy Partners LP
(b)
6.00%, 03/01/27 ................. 31 30,314
5.50%, 01/15/28 ................. 36 34,020
6.00%, 12/31/30 ................. 2 1,859
6.00%, 09/01/31 ................. 20 18,499
Venture Global Calcasieu Pass LLC
(b)
3.88%, 08/15/29 ................. 503 456,372
3.88%, 11/01/33 ................. 3 2,542
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
.. 29 27,841
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Vital Energy, Inc.
10.13%, 01/15/28 ................ USD 73 $ 75,012
9.75%, 10/15/30 ................. 91 94,337
Western Midstream Operating LP
5.45%, 04/01/44 ................. 107 96,867
5.30%, 03/01/48 ................. 45 39,160
5.25%, 02/01/50
(c)
................ 46 41,242
36,105,614
Passenger Airlines — 0.1%
Air Canada, 3.88%, 08/15/26
(b)
......... 77 73,565
American Airlines, Inc.
(b)
5.50%, 04/20/26 ................. 26 25,650
5.75%, 04/20/29 ................. 142 138,803
8.50%, 05/15/29 ................. 125 132,000
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
299 308,717
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
52 52,287
Singapore Airlines Ltd., 3.00%, 07/20/26
(h)
.. 200 190,098
Spirit Loyalty Cayman Ltd.
8.00%, 09/20/25
(b)
................ 71 50,732
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ..... 30 29,446
United Airlines, Inc., 4.63%, 04/15/29
(b)
.... 81 75,754
VistaJet Malta Finance plc
(b)
7.88%, 05/01/27 ................. 25 21,502
6.38%, 02/01/30 ................. 120 83,805
1,182,359
Personal Care Products — 0.0%
(b)
Coty, Inc.
4.75%, 01/15/29 ................. 6 5,723
6.63%, 07/15/30 ................. 70 71,912
Prestige Brands, Inc., 3.75%, 04/01/31 .... 61 53,324
130,959
Pharmaceuticals — 0.6%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
..... 76 74,108
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
. 745 793,425
Catalent Pharma Solutions, Inc.
(b)
5.00%, 07/15/27 ................. 69 66,666
3.13%, 02/15/29 ................. 72 63,009
3.50%, 04/01/30 ................. 108 93,953
Pfizer Investment Enterprises Pte. Ltd., 5.30%,
05/19/53 ..................... 4,690 4,787,946
Teva Pharmaceutical Finance Netherlands III
BV
3.15%, 10/01/26 ................. 200 184,875
4.75%, 05/09/27 ................. 200 191,842
6,255,824
Professional Services — 0.1%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ....... 285 249,663
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 205 191,228
KBR, Inc., 4.75%, 09/30/28 ........... 118 109,357
Science Applications International Corp.,
4.88%, 04/01/28 ................ 139 132,397
682,645
Real Estate Management & Development — 0.2%
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 .......... 102 94,432
7.00%, 04/15/30
(b)
................ 28 25,576
Cushman & Wakefield US Borrower LLC
(b)
6.75%, 05/15/28 ................. 134 133,330
8.88%, 09/01/31 ................. 49 51,929
Fantasia Holdings Group Co. Ltd.
(e)(h)(m)
15.00%, 12/18/21 ................ 200 4,500
11.75%, 04/17/22 ................ 5,280 118,800

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
7.95%, 07/05/22 ................. USD 750 $ 16,875
12.25%, 10/18/22 ................ 755 16,987
10.88%, 01/09/23 ................ 330 7,425
Five Point Operating Co. LP, 7.88%, 11/15/25
(b)
1,000 990,000
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
84 72,849
JGC Ventures Pte. Ltd.
(j)
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25 .................... 84 28,507
3.00%, (3.00% Cash or 3.00% PIK),
06/30/25
(e)(h)(m)
................. 1,792 196,475
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(h)
200 111,084
Sinochem Offshore Capital Co. Ltd., 2.38%,
09/23/31
(h)
.................... 250 203,708
2,072,477
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 120 108,000
Link Finance Cayman 2009 Ltd. (The), 2.88%,
07/21/26
(h)
.................... 200 189,726
297,726
Semiconductors & Semiconductor Equipment — 1.2%
Broadcom, Inc.
(b)
1.95%, 02/15/28 ................. 2,662 2,387,914
3.75%, 02/15/51 ................. 10,000 7,861,616
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 533 513,500
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 47 44,728
NXP BV, 4.40%, 06/01/27 ............ 1,405 1,387,213
SK Hynix, Inc., 1.50%, 01/19/26
(h)
....... 200 184,196
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 129 115,711
TSMC Global Ltd., 2.25%, 04/23/31
(h)
..... 200 169,978
12,664,856
Software — 1.1%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 125 124,162
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 102 108,566
Boxer Parent Co., Inc.
(b)
7.13%, 10/02/25 ................. 178 178,954
9.13%, 03/01/26 ................. 205 204,550
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 142 138,652
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 120 124,843
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 186 189,694
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................. 280 264,010
4.88%, 07/01/29 ................. 263 246,782
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................. 977 930,534
9.00%, 09/30/29 ................. 386 366,875
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28
(b)
.................... 83 75,286
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 25 22,593
Elastic NV, 4.13%, 07/15/29
(b)
......... 142 130,391
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 108 102,207
McAfee Corp., 7.38%, 02/15/30
(b)
....... 266 242,925
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 156 151,342
Open Text Corp., 6.90%, 12/01/27
(b)
..... 208 216,247
Oracle Corp.
3.95%, 03/25/51 ................. 8,055 6,307,590
5.55%, 02/06/53 ................. 1,335 1,335,372
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 7 6,634
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
..... 182 165,624
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
291 286,848
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 120 99,068
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
243 220,400
12,240,149
Security
Par (000)
Par (000) Value
Specialized REITs — 1.1%
American Tower Corp., 2.95%, 01/15/51 ... USD 6,233 $ 4,154,008
Equinix, Inc., 1.80%, 07/15/27 ......... 7,864 7,118,778
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 172 176,795
SBA Communications Corp.
3.88%, 02/15/27 ................. 91 87,388
3.13%, 02/01/29 ................. 151 135,673
11,672,642
Specialty Retail — 0.8%
Arko Corp., 5.13%, 11/15/29
(b)
......... 47 40,667
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................. 5 4,749
4.75%, 03/01/30 ................. 51 47,607
5.00%, 02/15/32
(b)
................ 37 33,626
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 112 102,245
Lowe's Cos., Inc.
3.00%, 10/15/50 ................. 4,146 2,820,202
5.63%, 04/15/53 ................. 3,910 4,099,344
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 109 103,277
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 324 315,193
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 50 49,038
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 473 457,870
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(j)
........... 108 107,498
8,181,316
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25%, 12/15/29 ................. 137 147,758
8.50%, 07/15/31 ................. 125 135,663
283,421
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 114 102,114
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(e)(h)(l)(m)
............ EUR 1,100 523,714
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
.... USD 46 44,372
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
... 69 62,255
Levi Strauss & Co., 3.50%, 03/01/31
(b)
.... 81 70,133
William Carter Co. (The), 5.63%, 03/15/27
(b)
. 44 43,450
846,038
Tobacco — 1.1%
Altria Group, Inc., 4.40%, 02/14/26 ...... 63 62,411
BAT Capital Corp., 2.26%, 03/25/28 ..... 12,726 11,387,041
11,449,452
Trading Companies & Distributors — 0.2%
Aircastle Ltd., 6.50%, 07/18/28
(b)
........ 37 37,729
Beacon Roofing Supply, Inc.
(b)
4.13%, 05/15/29 ................. 128 116,692
6.50%, 08/01/30 ................. 80 81,798
BOC Aviation Ltd., 2.63%, 01/17/25
(h)
..... 200 194,296
Fortress Transportation & Infrastructure
Investors LLC
(b)
6.50%, 10/01/25 ................. 252 251,193
9.75%, 08/01/27 ................. 174 180,960
5.50%, 05/01/28 ................. 56 53,852
7.88%, 12/01/30 ................. 201 209,398
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 24 21,579
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 28 25,461
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 193 190,552
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 107 101,661
SRS Distribution, Inc.
(b)
4.63%, 07/01/28 ................. 223 211,559

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.13%, 07/01/29 ................. USD 256 $ 242,696
6.00%, 12/01/29 ................. 73 68,066
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
.................... 377 382,756
WESCO Distribution, Inc.
(b)
7.13%, 06/15/25 ................. 87 87,635
7.25%, 06/15/28 ................. 46 47,280
2,505,163
Transportation Infrastructure — 0.0%
(h)
HPHT Finance 21 II Ltd., 1.50%, 09/17/26 .. 300 273,045
Shanghai Port Group BVI Development Co.
Ltd., 1.50%, 07/13/25 ............. 200 189,232
462,277
Wireless Telecommunication Services — 0.6%
Bharti Airtel Ltd., 4.38%, 06/10/25
(h)
...... 200 197,046
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 200 198,802
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a)(h)(i)
.............. 200 189,500
Kenbourne Invest SA, 4.70%, 01/22/28
(h)
.. 200 105,500
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
.............. 271 277,902
Millicom International Cellular SA, 5.13%,
01/15/28
(h)
.................... 405 376,670
T-Mobile USA, Inc.
2.05%, 02/15/28 ................. 1,922 1,734,200
5.05%, 07/15/33 ................. 3,500 3,527,214
VF Ukraine PAT, 6.20%, 02/11/25
(h)
...... 428 327,420
6,934,254
Total Corporate Bonds — 41.8%
(Cost: $462,510,890) ............................. 444,640,231
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 711 659,707
Atlas CC Acquisition Corp., 1st Lien Term Loan
C, (3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.90%
,
 05/25/28 ........... 145 134,339
Bleriot U.S. Bidco, Inc., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
 10/30/28 .. 259 259,759
Cobham Ultra SeniorCo SARL, Facility Term
Loan B, (6-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 9.36%
,
 08/03/29 ....... 102 100,299
Dynasty Acquisition Co., Inc., Term Loan
B1, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 857 858,430
Dynasty Acquisition Co., Inc., Term Loan
B2, (1-mo. CME Term SOFR + 4.00%),
9.36%
,
 08/24/28 ................. 367 367,899
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/01/28 ................. 648 648,717
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.75% Cap + 7.75%),
13.22%
,
 02/01/29 ................ 299 296,706
Setanta Aircraft Leasing DAC, Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.61%
,
 11/05/28 ................. 290 290,408
TransDigm Inc., Term Loan J, (1-mo. LIBOR
USD + 3.25%), 8.60%
,
 02/14/31 ...... 222 222,832
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
TransDigm, Inc., Term Loan, (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
 08/24/28 ..... USD 646 $ 648,005
4,487,101
Automobile Components — 0.1%
(a)
Adient US LLC, Term Loan B1, (1-mo. CME
Term SOFR + 3.25%), 8.72%
,
 04/10/28 .. 150 150,406
Clarios Global LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.11%
,
 05/06/30 ................. 589 589,261
Tenneco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
 11/17/28 .......... 323 284,059
1,023,726
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B2,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%
,
 12/14/27
(a)
.......... 287 287,376
Beverages — 0.2%
(a)
Naked Juice LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.70%
,
 01/24/29 ................. 1,063 1,025,242
Naked Juice LLC, 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.01% Cap + 6.00%),
11.45%
,
 01/24/30 ................ 763 610,713
1,635,955
Broadline Retail — 0.2%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.72%
,
 11/24/28
(d)
. 191 189,374
New SK Holdco Sub LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.75%),
12.21%
,
 06/30/27 ................ 565 558,220
Pug LLC, Term Loan B, (1-mo. CME Term
SOFR + 3.50%), 8.97%
,
 02/12/27 ..... 820 805,241
Pug LLC, Term Loan B2, (1-mo. CME
Term SOFR at 0.50% Cap + 4.25%),
9.72%
,
 02/12/27
(d)
................ 298 295,156
Sally Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 2.25%), 7.61%
,
 02/28/30 .. 140 140,336
1,988,327
Building Products — 0.2%
(a)
AZZ, Inc., Term Loan, (1-mo. CME Term SOFR
at 0.50% Cap + 3.75%), 9.11%
,
 05/13/29 268 268,773
Cornerstone Building Brands, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 04/12/28 ........... 170 169,901
CP Atlas Buyer, Inc., Term Loan B, (1-mo.
CME Term SOFR + 3.75%), 4.25% -
9.21%
,
 11/23/27 ................. 305 299,849
CP Iris Holdco I, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%
,
 10/02/28 ........... 75 74,852
CPG International LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.96%
,
 04/28/29 ................. 405 404,942
Jeld-Wen, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 07/28/28 ..... 153 153,303

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, Term Loan E, (3-mo. CME
Term SOFR at 1.00% Cap + 3.25%),
8.70%
,
 12/31/26 ................. USD 595 $ 595,413
1,967,033
Capital Markets — 0.4%
(a)
Aretec Group, Inc., Term Loan B1, (1-mo. CME
Term SOFR + 4.50%), 9.96%
,
 08/09/30 .. 145 144,324
Ascensus Group Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.50%), 8.97%
,
 08/02/28 ....... 353 351,299
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 7.00%
,
 08/02/29 ...... 458 439,076
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5, (3-mo. CME
Term SOFR at 0.50% Cap + 2.50%),
7.85%
,
 12/20/29 ................. 362 362,370
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 07/24/26 ............... 293 289,764
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%, 07/24/26 ......... 362 356,730
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.42%, 10/22/26 ......... 403 403,843
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.13%, 10/22/27 ......... 156 156,518
Focus Financial Partners LLC, Term Loan B4,
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.86%
,
 06/30/28 ........... 287 287,068
Focus Financial Partners LLC, Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%
,
 06/30/28 ........... 193 192,758
ION Trading Finance Ltd., Term Loan,
(3-mo. CME Term SOFR + 4.75%),
10.20%
,
 04/01/28 ................ 146 145,636
Learning Care Group US No. 2, Inc., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.75%), 10.10% - 10.14%
,
 08/11/28 54 54,107
Osaic Holdin gs, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 4.50%),
9.86%
,
 08/17/28 ................. 774 775,399
3,958,892
Chemicals — 0.6%
(a)
ARC Falcon I, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 09/30/28 ................. 396 391,200
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.46%
,
 11/24/27 ....... 304 299,673
Ascend Pe rformance Materials Operations
LLC, Term Loan, (3-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.32%
,
 08/27/26 . 229 220,023
Chemours Co. (The), Term Loan B3, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.86%
,
 08/18/28 ................. 290 289,402
CPC Acquisition Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.36%
,
 12/29/27 ........... 347 278,019
Derby Buyer LLC, Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.60%
,
 11/01/30
(d)
................ 486 486,000
Security
Par (000)
Par (000) Value
Chemicals (continued)
Discovery Purcha ser Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.38%), 9.77%
,
 10/04/29 ....... USD 227 $ 223,445
Ecovyst Catalyst Technologies LLC, Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.98%
,
 06/09/28 ........... 317 317,002
Element Solutions, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 2.00%),
7.36%
,
 12/18/30
(d)
................ 694 695,649
H.B. Fuller Co., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.61%
,
 02/15/30 ................. 72 72,561
Herens Holdco SARL, Facility Term Loan B,
(3-mo. CME Term SOFR at 0.75% Cap +
3.93%), 9.37%
,
 07/03/28 ........... 318 287,019
Ineos US Finance LLC, Term Loan,
(1-mo. CME Term SOFR + 3.50%),
8.96%
,
 02/18/30 ................. 143 143,280
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/15/28 ......... 432 431,879
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.71%, 10/15/28 ......... 71 70,763
Momentive Performance Materials, Inc., Term
Loan, (1-mo. CME Term SOFR + 4.50%),
9.86%
,
 03/29/28 ................. 550 530,644
Nouryon Finance B.V., Term Loan, (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
 04/03/28 .. 223 224,068
Olympus Water US Holding Corp., Ter m Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.35%
,
 11/09/28 ........... 225 226,280
Oxea Holding Vier GmbH, Term Loan B2,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
 10/14/24 ................. 390 376,011
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.46% - 9.47%
,
 03/16/27 .... 161 161,367
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.72%
,
 08/02/28 ........... 365 363,402
WR Grace Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.36%
,
 09/22/28 ................. 382 382,757
6,470,444
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan, 10/24/30
(d)(o)
.. 23 23,055
Action Environmental Group, Inc., (The), Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.50%), 9.88%
,
 10/24/30
(d)
...... 150 150,369
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.21%, 05/12/28 ......... 761 756,514
(1-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.11%, 05/12/28 ......... 80 79,687
Amentum Government Services Holdings
LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.36%
,
 02/15/29 ................. 200 199,950
Aramark Intermediate HoldCo Corp., Term
Loan B5, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 04/06/28 ................. 355 354,917

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Intermediate HoldCo Corp., Term
Loan B6, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 06/22/30 ................. USD 171 $ 171,324
Asplundh Tree Expert LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 09/07/27 ................. 286 286,666
Clean Harbors, Inc., Term Loan,
0.00%
,
 10/08/28 ................. —
(p)
340
Covanta Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.86%
,
 11/30/28 ................. 279 278,455
Covanta Holding Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.86%
,
 11/30/28 ................. 22 21,690
GFL Environmental, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.91%
,
 05/31/27 ................. 164 164,279
LABL, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.46%
,
 10/29/28 ................ 224 213,942
Minimax Viking GmbH, Facility Term Loan B1,
07/31/28
(o)
..................... 50 49,844
NEP Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.25%),
8.71%
,
 10/20/25 ................. 354 333,296
PECF USS Intermediate Holding III Corp., Term
Loan, (3-mo. CME Term SOFR at 0.50%
Cap + 4.25%), 9.89%
,
 12/15/28 ....... 250 194,005
Prime Security Services Borrower LLC, 1st Lien
Term L oan B1, (3-mo. CME Term SOFR +
2.50%), 7.83%
,
 10/13/30 ........... 213 213,499
Tempo Acquisition LLC, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.11%
,
 08/31/28 ................. 710 712,100
TruGreen LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 4.00%),
9.46%
,
 11/02/27 ................. 507 488,882
Viad Corp., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.47%
,
 07/30/28 ................ 362 360,048
5,052,862
Communications Equipment — 0.1%
(a)
Ciena Corp. Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.36%
,
 10/24/30 ..... 398 398,390
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.86%, 03/02/29 ......... 296 289,308
9.96%, 05/30/30 ................. 192 187,450
875,148
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
5.50%), 10.88%
,
 08/01/30 ........... 888 881,436
Legence Holdings LLC, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 3.50%),
8.96%
,
 12/16/27 ................. 55 54,709
Pike Corp., Term Loan, (1-mo. CME Term
SOFR + 3.00%), 8.47%
,
 01/21/28 ..... 394 394,500
USIC Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 9.11%
,
 05/12/28 ............ 249 246,211
1,576,856
Security
Par (000)
Par (000) Value
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.36%
,
 03/08/29 ................ USD 306 $ 262,786
Oscar AcquisitionCo LLC, Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 4.50%),
9.95%
,
 04/29/29 ................. 231 228,595
Quikrete Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/19/29 ................. 149 149,614
Smyrna Ready Mix Concrete LLC, Term
Loan, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 04/02/29 ................. 133 133,234
Standard Building Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/22/28 ........... 557 557,688
Summit Materials LLC, Term Loan B, 11/30/28
(o)
176 176,551
1,508,468
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B, (1-mo. CME
Term SOFR + 2.00%), 7.47%
,
 09/13/26
(a)
359 359,236
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 3.75%), 9.22%
,
 12/01/27 ....... 904 907,342
Mauser Packaging Solutions Holding Co., Term
Loan, (1-mo. CME Term SOFR + 4.00%),
9.35%
,
 08/14/26 ................. 308 308,611
Pactiv Evergreen, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 3.25%),
8.72%
,
 02/05/26 ................. 144 144,784
Pregis TopCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 3.75%),
9.11%
,
 07/31/26 ................. 144 144,267
Trident TPI Holdings, Inc., Term Loan B3,
(3-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.61%
,
 09/15/28 ........... 429 427,163
1,932,167
Distributors — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, (1-mo. CME Term SOFR +
2.00%), 7.46%
,
 01/15/27 ........... 357 358,092
PAI Holdco, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Cap + 3.75%),
9.39%
,
 10/28/27 ................. 437 406,726
764,818
Diversified Consumer Services — 0.4%
(a)
Ascend Learning LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.96%
,
 12/11/28 ............ 233 228,267
Ascend Learning LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
5.75%), 11.21%
,
 12/10/29 ........... 473 404,048
Bright Horizons Family Solutions LLC, Term
Loan B, (1-mo. CME Term SOFR at 0.50%
Cap + 2.25%), 7.72%
,
 11/24/28 ....... 473 472,340
Kuehg Corp., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 5.00%),
10.35%
,
 06/12/30 ................ 328 329,221
Sotheby's, Term Loan, (3-mo. CME Term SOFR
at 0.50% Cap + 4.50%), 10.16%
,
 01/15/27 664 654,524

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Spring Education Group, Inc., Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
4.50%), 9.85%
,
 09/29/30 ........... USD 396 $ 397,104
Veritas US, Inc., Term Loan B, (1-mo. CME
Term SOF R at 1.00% Cap + 5.00%),
10.47%
,
 09/01/25 ................ 531 439,597
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 2.75%),
8.22%
,
 02/05/26 ................. 589 590,070
WCG Purchaser Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 1.00% Cap +
4.00%), 9.47%
,
 01/08/27 ........... 300 300,484
3,815,655
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B,
(1-mo. CME Term SOFR + 2.75%),
8.11%
,
 05/18/30
(a)
................ 262 262,096
Diversified Telecommunication Services — 0.5%
(a)
Altice Financing SA, Term Loan, (3-mo. LIBOR
USD + 2.75%), 8.41%
,
 07/15/25 ...... 118 116,443
Altice France SA, Term Loan B14, (3-mo. CME
Term SOFR + 5.50%), 10.89%
,
 08/15/28 . 403 361,055
Connect Finco SARL, Term Loan, (1-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
8.86%
,
 12/11/26 ................. 1,145 1,144,023
Consolidated Communications, Inc., T erm Loan
B1, (1-mo. CME Term SOFR at 0.75% Cap
+ 3.50%), 8.97%
,
 10/02/27 .......... 165 152,873
Iridium Satellite LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.86%
,
 09/20/30 ................. 548 548,578
Level 3 Financing, Inc., Term Loan B,
(1-mo. CME Term SOFR + 1.75%),
7.22%
,
 03/01/27 ................. 351 333,700
Lumen Technologies, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.25%),
7.72%
,
 03/15/27 ................. 479 325,808
Orbcomm, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.72% - 9.90%
,
 09/01/28 ........... 326 308,236
Radiate Holdco LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.25%),
8.72%
,
 09/25/26 ................. 695 554,055
Virgin Media Bristol LLC, Facility Term Loan
Q, (1-mo. CME Term SOFR + 3.25%),
8.73%
,
 01/31/29 ................. 291 289,809
Zayo Group Holdings, Inc., Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/09/27 ................. 1,189 1,018,203
5,152,783
Electrical Equipment — 0.1%
Arcline FM Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
4.75%), 10.36%
,
 06/23/28
(a)
.......... 575 574,088
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 07/02/29
(a)
................ 282 282,576
Security
Par (000)
Par (000) Value
Energy Equipment & Services — 0.0%
Lealand Finance Co. BV, Term Loan
(a)
(1-mo. CME Term SOFR + 3.00%),
8.47%, 06/28/24
(d)
.............. USD 17 $ 11,500
(1-mo. CME Term SOFR + 1.00%),
6.47%, 06/30/25 ............... 121 47,241
58,741
Entertainment — 0.5%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 04/22/26 ................. 897 747,002
Aristocrat Technologies, Inc., Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.70%
,
 05/24/29 ........... 107 107,022
Cirque du Soleil Canada, Inc., Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.60%
,
 03/08/30 ........... 233 232,071
City Football Group Ltd., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 07/21/28 ................. 449 446,056
Creative Arti sts Agency LLC, Term Loan
B, (1-mo. CME Term SOFR + 3.50%),
8.86%
,
 11/27/28 ................. 506 507,265
Formula One Management Ltd., Facility 1st
Lien Term Loan B, (3-mo. CME Term SOFR
at 0.50% Cap + 2.25%), 7.60%
,
 01/15/30 484 484,910
Live Nation Entertainment, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.21%
,
 10/19/26 ................. 713 710,955
Playtika Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 2.75%),
8.22%
,
 03/13/28 ................. 576 574,550
SMG US Midco 2, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 2.50%),
8.14%
,
 01/23/25 ................. 294 293,964
UFC Holdings LLC, 1st Lien Term Loan B3,
(3-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.40%
,
 04/29/26 ........... 344 344,725
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 05/18/25 ..... 721 722,523
WMG Acquisition Corp., Term Loan G,
(1-mo. CME Term SOFR + 2.13%),
7.60%
,
 01/20/28 ................. 647 646,419
5,817,462
Financial Services — 0.5%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1, 8.96%
,
 12/21/28 ....... 301 302,068
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR + 2.25%),
7.88%, 11/13/25 ............... 88 88,350
 04/13/28
(d)(o)
.................... 345 345,850
(3-mo. CME Term SOFR at 0.50% Cap +
2.50%), 8.00%, 04/18/29 ......... 105 105,602
Belron Group SA, Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.43%),
8.07%
,
 04/13/28 ................. 350 350,226
Cogeco Communications Finance LP, Term
Loan, (1-mo. CME Term SOFR + 2.50%),
7.97%
,
 09/01/28 ................. 292 286,627
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00%
Cap + 3.75%), 9.10%
,
 04/09/27 ....... 1,341 1,326,304

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 6.75%), 12.36%
,
 04/07/28 ...... USD 399 $ 379,549
GIP Pilot Acquisition Partners LP, Term
Loan, (3-mo. CME Term SOFR + 3.00%),
8.33%
,
 10/04/30 ................. 71 70,941
GTCR W Merger Sub LLC, Term Loan B,
09/20/30
(o)
..................... 397 398,489
LBM Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.01% Cap +
3.75%), 9.21%
,
 12/17/27 ........... 139 136,764
Lions Gate Capital Holdings LLC, Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 03/24/25 ................. 360 359,000
Sotera Health Holdings LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 2.75%),
8.39%
,
 12/11/26 ................. 580 579,423
UPC Financing Partnership, Facility Term Loan
AX, (1-mo. CME Term SOFR + 3.00%),
8.48%
,
 01/31/29 ................. 219 218,102
WEX, Inc., Term Loan B, (1-mo. CME Term
SOFR + 2.25%), 7.72%
,
 03/31/28 ..... 383 383,795
White Cap Supply Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.11%
,
 10/19/27 ............ 293 293,495
5,624,585
Food Products — 0.4%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.22%
,
 10/01/25 ........... 408 390,466
B&G Foods, Inc., Term Loan B4, (1-mo. CME
Term SOFR + 2.50%), 7.86%
,
 10/10/26 .. 88 87,286
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Cap +
3.50%), 8.97%, 10/25/27 ......... 872 872,556
(1-mo. CME Term SOFR + 3.75%),
9.11%, 10/25/27 ............... 179 179,149
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 01/29/27 ................. 797 797,763
H-Food Holdings LLC, Term Loan, (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
 05/23/25 .. 111 88,219
Nomad Foods Ltd., Term Loan B4, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
 11/13/29 ................. 281 281,670
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.75%
Cap + 3.50%), 9.14%
,
 06/08/28 ....... 602 603,626
Triton Water Holdings, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.86%
,
 03/31/28 ........... 307 303,409
Utz Quality Foods LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.00%),
8.64%
,
 01/20/28 ................. 462 462,448
4,066,592
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.75%), 10.21%
,
 04/06/28 . 280 276,782
Avis Budget Car Rental LLC, Term Loan
B, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 08/06/27 ................. 240 239,552
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Genesee & Wyoming, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.00%),
7.45%
,
 12/30/26 ................. USD 142 $ 142,582
Uber Technologies, Inc., Term Loan,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
 03/03/30 ................. 472 473,176
1,132,092
Health Care Equipment & Supplies — 0.3%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 05/10/27 ......... 619 610,719
(1-mo. CME Term SOFR + 4.00%),
9.36%, 09/29/28 ............... 217 216,640
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.71%
,
 11/03/28 ................. 741 738,867
Femur Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
 03/05/26 ................ 213 191,345
Insulet Corp., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 05/04/28 ................. 72 71,839
Medline Borrower LP, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 10/23/28 ................. 1,189 1,194,321
3,023,731
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.72%
,
 09/29/28 ....... 469 468,606
CNT Holding I Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.50%), 8.93%
,
 11/08/27 ............ 348 348,472
Electron Bidco, Inc., 1st Lien Term Loan, (1-mo.
CM E Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 11/01/28 ................. 590 590,671
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.39%, 02/18/27 ............... —
(p)
114
(3-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.39%, 11/15/28 .......... 80 38,414
EyeCare Partners LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
6.75%), 12.39%
,
 11/15/29 ........... 513 137,157
MED ParentCo. LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.72%
,
 08/31/26 ................. 78 76,919
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.25%), 8.71%
,
 11/01/28 ....... —
(p)
84
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 7.00%), 12.46%
,
 11/01/29 ...... 404 338,478
Option Care Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%
,
 10/27/28 ........... 284 284,988
Surgery Center Holdings, Inc., Term Loan,
8.86%
,
 12/19/30 ................. 356 356,967
Vizient, Inc., Term Loan B7, (1-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 05/16/29 ................. 307 307,759
2,948,629

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology — 0.3%
(a)
Athenahealth Group, Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 02/15/29 ................. USD 746 $ 741,784
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
 10/01/27 ........... 579 561,385
Polaris Newco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.47%
,
 06/02/28 ................. 1,171 1,153,897
Verscend Holding Corp., Term Loan B1,
(1-mo. CME Term SOFR + 4.00%),
9.47%
,
 08/27/25 ................. 567 567,902
3,024,968
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 09/23/30 ................. 577 576,740
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR + 3.75%),
9.22%
,
 02/02/26 ................. 491 455,546
Alterra Mountain Co., Term Loan B3,
(1-mo. CME Term SOFR + 3.75%),
9.21%
,
 05/31/30
(d)
................ 38 37,999
Bally's Corp., Facility Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.93%
,
 10/02/28 ................. 194 183,016
Caesars Entertainment, Inc., Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%
,
 02/06/30 ........... 280 280,280
Carnival Corp ., Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.00%),
8.36%
,
 08/09/27 ................. 235 235,015
Churchill Downs, Inc., Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 03/17/28 ................. 366 365,956
Equinox Holdings, Inc., 1st Lien Term Loan
B1, (3-mo. LIBOR USD at 1.00% Floor +
3.00%), 8.61%
,
 03/08/24 ........... 1,007 982,920
Fertitta Entertainment LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%
,
 01/27/29 ........... 956 955,639
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.90%, 07/22/28 ......... 248 248,201
(3-mo. CME Term SOFR + 2.25%),
7.70%, 11/10/30 ............... 516 516,428
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 2.50%), 7.96%
,
 11/30/29 ....... 859 861,444
Hilton Domestic Operating Co., Inc., Term Loan
B4, 7.46%
,
 11/08/30 ............... 575 576,776
IRB Holding Corp., Term Loan B, (1-mo.
CME Term SOFR at 0.75% Cap + 3.00%),
8.46%
,
 12/15/27 ................. 526 526,292
Light & Wonder International, Inc., Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.46%
,
 04/14/29 ........... 391 391,817
Packers Holdings LLC, Term Loan, (1-mo. CME
Term SOFR + 3.25%), 8.71%
,
 03/09/28 .. 251 157,170
Penn Entertainment, Inc., Facility Term Loan
B, (1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.20%
,
 05/03/29 ........... 582 582,359
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Playa Resorts Holding BV, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.61%
,
 01/05/29 ................. USD 108 $ 107,910
Seaworl d Parks & Entertainment, Inc., Term
Loan, (1-mo. LIBOR USD at 0.50% Cap +
3.00%), 8.47%
,
 08/25/28 ........... 144 143,639
Station Casinos LLC, Facility Term Loan B1,
(1-mo. CME Term SOFR at 0.25% Cap +
2.25%), 7.71%
,
 02/08/27 ........... 360 360,567
Whatabrands LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 08/03/28 ................. 540 540,326
Wyndham Hotels & Resorts, Inc., Term Loan
B, (1-mo. CME Term SOFR + 2.25%),
7.71%
,
 05/24/30 ................. 217 217,726
9,303,766
Household Durables — 0.2%
(a)
ACProducts Holdings, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.86%
,
 05/17/28 ................. 397 347,440
Hunter Douglas Holding BV, Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.88%
,
 02/26/29 ........... 660 656,797
Serta Simmons Bedding LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
7.50%), 12.96%
,
 06/29/28 ........... 124 118,144
SWF Holdings I Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.47%
,
 10/06/28 ........... 630 563,592
Weber-Stephen Products LLC, Term Loan B,
(1-mo. CME Term SOFR at 0.75% Cap +
3.25%), 8.72%
,
 10/30/27 ........... 800 697,002
2,382,975
Independent Power and Renewable Electricity Producers
— 0.1%
(a)
Calpine Construction Finance Co. LP, Term
Loan, (1-mo. CME Term SOFR + 2.25%),
7.61%
,
 07/31/30 ................. 292 292,046
Calpine Corp., Term Loan, (1-mo. CME Term
SOFR + 2.00%), 7.47%
,
 08/12/26 ..... —
(p)
405
Constellation Renewables LLC, Term Loan,
(3-mo. CME Term SOFR at 1.00% Cap +
2.50%), 8.15%
,
 12/15/27 ........... 340 339,055
631,506
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B,
(1-mo. CME Term SOFR + 3.00%),
8.36%
,
 05/31/30 ................. 224 225,084
JFL-Tiger Acquisition Co., Inc. Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
5.00%), 10.40%
,
 10/17/30 ........... 138 138,000
363,084
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6, (1-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 8.87%
,
 11/06/30 .......... 1,543 1,547,957
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Cap +
2.75%), 8.22%, 02/19/28 ......... 109 109,087
(1-mo. CME Term SOFR at 0.75% Cap +
2.25%), 7.72%, 02/19/28 ......... 503 503,379

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.97%, 02/12/27 ............... USD 714 $ 715,097
(1-mo. CME Term SOFR at 0.50% Cap +
3.75%), 9.22%, 02/12/27 ......... 24 23,974
Baldwin Risk Partners LLC, Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%
,
 10/14/27 ........... 107 107,315
Hub International Ltd., Term Loan
(3-mo. CME Term SOFR at 0.75% Cap +
4.00%), 9.37%, 11/10/29 .......... 289 289,996
(3-mo. CME Term SOFR at 0.75% Cap +
4.25%), 9.66%, 06/20/30 ......... 750 753,263
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan, (6-mo. CME Term
SOFR + 4.25%), 9.62%
,
 03/15/30 ..... 280 280,818
Ryan Specialty Group LLC, Term Loan,
(1-mo. CME Term SOFR + 3.00%),
8.46%
,
 09/01/27 ................. 312 311,668
USI, Inc., Term Loan
(3-mo. CME Term SOFR + 3.00%),
8.35%, 11/22/29 ............... 866 866,461
(3-mo. CME Term SOFR + 3.25%),
8.60%, 09/27/30 ............... 256 256,419
5,765,434
Interactive Media & Services — 0.1%
(a)
Acuris Finance US, Inc., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.50%
,
 02/16/28 ................. 287 286,308
Adevinta ASA, Facility Term Loan B2, (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.46%
,
 06/26/28 ................. 247 246,836
Camelot US Acquis ition LLC, Term Loan,
(1-mo. CME Term SOFR at 1.00% Cap +
3.00%), 8.47%
,
 10/30/26 ........... 766 766,921
Grab Holdings, Inc., Term Loan, (1-mo. CME
Term SOFR at 1.00% Cap + 4.50%),
9.97%
,
 01/29/26 ................. 227 227,428
1,527,493
IT Services — 0.3%
(a)
Asurion LLC, 2nd Lien Term Loan B4,
(1-mo. CME Term SOFR + 5.25%),
10.72%
,
 01/20/29 ................ 427 401,418
Asurion LLC, Term Loan B11, (1-mo. CME Term
SOFR + 4.25%), 9.71%
,
 08/19/28 ..... 62 61,273
Asurion LLC, Term Loan B8, (1-mo. CME Term
SOFR + 3.25%), 8.72%
,
 12/23/26 ..... 660 657,910
Central Parent LLC., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
 07/06/29 ................. 758 761,328
Go Daddy Operating Co. LLC, Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.86%
,
 11/09/29 ................. 170 170,686
Go Daddy Operating Co. LLC, Term Loan
B4, (1-mo. CME Term SOFR + 2.00%),
7.47%
,
 08/10/27 ................. 563 563,996
Sedgwick Claims Management Services, Inc.,
Term Loan, (1-mo. CME Term SOFR +
3.75%), 9.11%
,
 02/24/28 ............ 890 892,476
Venga Finance Sarl, Te rm Loan, 06/28/29
(o)
. 15 14,859
Security
Par (000)
Par (000) Value
IT Services (continued)
Venga Finance SARL, Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.40%
,
 06/28/29 ................ USD 209 $ 207,536
3,731,482
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.46%
,
 12/01/28
(d)
.......... 151 147,207
Peloton Interactive, Inc., Term Loan, (6-mo.
CME Term SOFR at 0.50% Cap + 7.00%),
12.48%
,
 05/25/27 ................ 102 101,874
Topgolf Callaway Brands Corp., Term Loan,
8.96%
,
 03/15/30 ................. 258 257,782
506,863
Life Sciences Tools & Services — 0.3%
(a)
Avantor Funding, Inc., Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.71%
,
 11/08/27 ................. 424 425,078
Curia Global, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR + 3.75%),
9.23%
,
 08/30/26 ................. 44 39,329
eResearchTechnology, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 1.00%
Cap + 4.50%), 9.96%
,
 02/04/27 ....... 233 232,807
Fortrea Holdings, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 07/01/30 ................. 101 101,320
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.86%, 07/03/28 ......... 574 576,016
IQVIA, Inc., Term Loan B4, (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
 01/02/31 ..... 309 309,884
Maravai Intermediate Holdings LLC, Term Loan
B, (3-mo. CME Term SOFR at 0.50% Cap +
3.00%), 8.40%
,
 10/19/27 ........... 474 461,000
Parexel International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.72%
,
 11/15/28 ............ 686 689, 632
Star Parent, Inc., Term Loan, (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
 09/27/30 ..... 211 208,274
3,043,340
Machinery — 0.7%
(a)
AI Aqua Merger Sub, Inc., Term Loan,
07/31/28
(o)
..................... 356 357,225
Albion Financing 3 SARL, Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.92%
,
 08/17/26 ................ 578 580,348
Barnes Group, Inc., Term Loan, (1-mo. CME
Term SOFR + 3.00%), 8.46%
,
 09/03/30 .. 181 180,909
Clark Equipment Co., Term Loan B, (3-mo.
CME Term SOFR at 0.50% Cap + 2.50%),
7.95%
,
 04/20/29 ................. 152 152,005
Columbus McKinnon Corp., Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 2.75%),
8.39%
,
 05/14/28 ................. 64 64,400
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 10/21/28 ......... 353 352,649
(1-mo. CME Term SOFR at 0.50% Cap +
4.25%), 9.72%, 10/21/28 ......... 356 357,230

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Gardner Denver, Inc., Term Loan B2,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 03/01/27 ................. USD 278 $ 278,735
Gates Global LLC, Term Loan B3, (1-mo.
CME Term SOFR at 0.75% Cap + 2.50%),
7.96%
,
 03/31/27 ................. 434 434,160
Generac Power Systems, Inc., Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
 12/13/26 ................. 75 74,906
Husky Injection Molding Systems Ltd., Term
Loan, (1-mo. CME Term SOFR + 3.00%),
8.47%
,
 03/28/25 ................. 728 726,557
Ingersoll-Rand Services Co., Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Cap +
1.75%), 7.21%
,
 03/01/27 ........... 113 113,018
Madison IAQ LLC, Term Loan, (1-mo.
LIBOR USD at 0.50% Cap + 3.25%),
8.72%
,
 06/21/28 ................. 737 733,514
Roper Industrial Products Investment Co.
LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 4.00%),
9.35%
,
 11/22/29 ................. 645 645,776
SPX Flow, Inc., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 4.50%),
9.96%
,
 04/05/29 ................. 452 453,565
TK Elevator Midco GmbH, Facility Term Loan
B1, (6-mo. CME Term SOFR at 0.50% Cap
+ 3.50%), 9.38%
,
 07/30/27 .......... 753 753,756
Vertiv Group Corp., Term Loan B1, (1-mo. CME
Term SOFR + 2.50%), 7.97%
,
 03/02/27 .. 672 673,629
Zurn LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 2.00%),
7.47%
,
 10/04/28 ................. 162 163,080
7,095,462
Media — 0.3%
(a)
AVSC Holding Corp., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR + 3.25%),
8.71%
,
 03/03/25 ................. 312 305,243
AVSC Holding Corp., 1st Lien Term Loan
B3, (3-mo. LIBOR USD + 15.00%),
15.00%
,
 10/15/26 ................ 366 371,365
Charter Communications Operating LLC, Term
Loan B4, (3-mo. CME Term SOFR + 2.00%),
7.33%
,
 12/07/30 ................. 304 303,123
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (3-mo. CME Term SOFR + 3.50%),
9.14%
,
 08/21/26 ................. 310 306,329
CSC Holdings LLC, Term Loan, (1-mo. LIBOR
USD + 2.50%), 7.98%
,
 04/15/27 ...... 410 387,894
DirecTV Financing LLC, Term Loan, (3-mo.
C ME Term SOFR at 0.75% Cap + 5.00%),
10.65%
,
 08/02/27 ................ 524 522,953
ECL Entertainment LLC, Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.11%
,
 09/03/30 ................ 120 119,790
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00%
Cap + 5.50%), 10.86% 06/30/28 ....... 293 281,763
Sinclair Television Group, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 3.75%),
9.21%
,
 04/21/29 ................. 223 180,697
Security
Par (000)
Par (000) Value
Media (continued)
Voyage Digital Ltd., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Cap + 4.00%),
9.37%
,
 05/11/29
(d)
................ USD 206 $ 205,891
Ziggo Financing Partnership, Facility Term
Loan I, (1-mo. CME Term SOFR + 2.50%),
7.98%
,
 04/30/28 ................. 147 146,734
3,131,782
Oil, Gas & Consumable Fuels — 0.3%
(a)
Ecopetrol SA, Term Loan, (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
 09/06/30 ..... 700 694,750
Freeport LNG investments LLLP, Term Loan B,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 12/21/28 ........... 823 821,386
M6 ETX Holdings II Midco LLC, Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.96%
,
 09/19/29 ........... 98 97,854
Medallion Midland Acquisition, LP, Term
Loan, (3-mo. CME Term SOFR + 3.50%),
8.86%
,
 10/18/28 ................. 391 392,433
New Fortress Energy Inc., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 5.00%),
10.39%
,
 10/30/28 ................ 449 441,143
Oryx Midstream Services Permian Basin LLC,
Term Loan, (1-mo. CME Term SOFR at
0.50% Cap + 3.25%), 8.71%
,
 10/05/28 .. 523 523,319
2,970,885
Passenger Airlines — 0.4%
(a)
AAdvantage Loyalty IP Ltd., Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 4.75%),
10.43%
,
 04/20/28 ................ 581 595,958
Air Canada, Term Loan, (3-mo. CME
Term SOFR at 0.75% Cap + 3.50%),
9.14%
,
 08/11/28 ................. 676 676,659
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32%, 01/29/27 ............... 365 361,830
(6-mo. CME Term SOFR + 2.75%),
8.60%, 02/15/28 ............... 559 558,231
(3-mo. CME Term SOFR + 3.50%),
8.87%, 06/04/29 ............... 354 354,442
Mileage Plus Holdings LLC, Term Loan, (3-mo.
CME Term SOFR at 1.00% Cap + 5.25%),
10.77%
,
 06/21/27 ................ 518 535,515
United AirLines, Inc., Term Loan B,
9.22%
,
 04/21/28 ................. 456 457,202
WestJet Airlines Ltd., Term Loan, (1-mo.
CME Term SOFR at 1.0 0% Cap + 3.00%),
8.46%
,
 12/11/26 ................. 479 477,957
4,017,794
Personal Care Products — 0.4%
(a)
Rainbow Midco Ltd., Term Loan, (6-mo.
EURIBOR + 7.75%), 11.70% 01/01/28
(d)
. EUR 2,685 2,964,612
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, (3-mo. CME Term SOFR + 3.50%),
8.95%
,
 10/01/26 ................. USD 1,255 1,260,331
4,224,943

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, Term Loan,
(1-mo. CME Term SOFR + 5.50%),
10.86%
,
 05/04/28 ................ USD 319 $ 313,295
Amynta Agency Borrower, Inc., Term Loan,
(1-mo. CME Term SOFR + 4.25%),
9.61%
,
 02/28/28 ................. 349 349,443
Bausch Health Cos., Inc., Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 5.25%),
10.71%
,
 02/01/27 ................ 272 220,440
Catalent Pharma Solutions, Inc., Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.47%
,
 02/22/28 ........... 468 457,692
Elanco Animal Health, Inc., Term Loan,
7.20%
,
 08/01/27 ................. 573 568,888
Jazz Pharmaceuticals plc, Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 05/05/28 ................. 496 498,678
Organon & Co., Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 06/02/28 ................. 328 327,983
Perrigo Co. plc, Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.71%
,
 04/20/29 ................. 224 223,590
Precision Medicine Group LLC, Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
3.00%), 8.45%
,
 11/18/27 ............ 298 293,369
3,253,378
Professional Services — 0.5%
(a)
AlixPartners LLP, Term Loan, (1-mo. CME
Term SOFR at 0.50% Cap + 2.75%),
8.22%
,
 02/04/28 ................. 575 575,871
ASGN, Inc., Term Loan, (1-mo. CME Term
SOFR + 2.25%), 7.61%
,
 08/30/30 ..... 98 98,097
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.97%
,
 06/02/28 ................. 1,049 1,017,838
Dun & Bradstreet Corp. (The), Term Loan,
(1-mo. CME Term SOFR + 2.75%),
8.21%
,
 02/06/26 ................. 138 138,561
Dun & Bradstreet Corp. (The), Term Loan
B2, (1-mo. CME Term SOFR + 3.00%),
8.36%
,
 01/18/29 ................. 1,064 1,065,716
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B, 9.70%
,
 07/06/29 ........... 178 175,807
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
9.70%
,
 07/06/29 ................. 385 380,914
FleetCor Technologies Operating Co. LLC,
Term Loan B4, (1-mo. CME Term SOFR +
1.75%), 7.21%
,
 04/28/28 ........... 458 458,172
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.75%), 10.13%
,
 04/29/29
(d)
.......... 488 400,502
Trans Union LLC, Term Loan B5, (1-mo. CME
Term SOFR + 1.75%), 7.21%
,
 11/16/26 .. 417 417,093
Trans Union LLC, Term Loan B6, (1-mo.
CME Term SOFR at 0.50% Cap + 2.25%),
7.72%
,
 12/01/28 ................. 358 359,261
VS Buyer LLC, Term Loan, (1-mo. CME Term
SOFR + 3.25%), 8.71%
,
 02/28/27 ..... 510 511,116
5,598,948
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.0%
Cushman & Wakefield U.S. Borrower LLC,
Term Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.22%, 08/21/25
(d)
.............. USD 26 $ 25,447
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 01/31/30 ......... 282 278,731
(1-mo. CME Term SOFR at 0.50% Cap +
4.00%), 9.36%, 01/31/30
(d)
........ 213 212,468
516,646
Semiconductors & Semiconductor Equipment — 0.1%
(a)
MKS Instruments, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
 08/17/29 ................. 435 435,188
Synaptics, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 2.25%),
7.87%
,
 12/02/28 ................. 190 188,262
623,450
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
4.50%), 9.85%
,
 09/18/26 ........... 78 78,683
Applied Systems, Inc., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Cap +
6.75%), 12.10%
,
 09/17/27 ........... 259 260,111
Barracuda Parent LLC, 1st Lien Term Loan,
9.88%
,
 08/15/29 ................. 225 219,571
CCC Intelligent Solutions, Inc., Term Loan,
(1-mo. CME Term SOFR at 0.50% Cap +
2.25%), 7.72%
,
 09/21/28 ........... 360 359,511
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95% - 9.99%
,
 03/30/29 ...... 1,595 1,554,628
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.21%
,
 10/08/28 ................. 183 181,063
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 6.00%),
11.46%
,
 10/08/29 ................ 206 196,693
Cornerstone OnDem and, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50%
Cap + 3.75%), 9.22%
,
 10/16/28 ....... 156 150,650
Delta Topco, Inc., 2nd Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Cap + 7.25%),
12.62%
,
 12/01/28 ................ 89 88,978
Epicor Software Corp., Term Loan C, (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.72%
,
 07/30/27 ................. 222 222,335
Gen Digital, Inc., Term Loan B, (1-mo. CME
Term SOFR at 0.50% Cap + 2.00%),
7.46%
,
 09/12/29 ................. 394 393,849
Genesys Cloud Services Holdings I LLC, Term
Loan, (1-mo. CME Term SOFR at 0.75%
Cap + 4.00%), 9.47%
,
 12/01/27 ....... 698 700,002
Helios Software Holdings, Inc., Term Loan,
(3-mo. CME Term SOFR + 4.25%),
9.70%
,
 07/18/30 ................. 301 300,248
Informatica LLC, Term Loan, (1-mo. CME Term
SOFR + 2.75%), 8.22%
,
 10/27/28 ..... 432 432,786
Magenta Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.64%
,
 07/27/28 ........... 419 294,073

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Magenta Buyer LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.89%
,
 07/27/29 ........... USD 593 $ 225,219
McAfee Corp., Term Loan B1, (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.20%
,
 03/01/29 ................. 746 741,319
MH Sub I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.61%
,
 05/03/28 ................. 1,262 1,238,765
MH Sub I LLC, 2nd Lien Term Loan,
(1-mo. CME Term SOFR + 6.25%),
11.61%
,
 02/23/29 ................ 614 569,947
Proofpoint, Inc., 1st Lien Ter m Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.25%),
8.72%
,
 08/31/28 ................. 806 804,706
RealPage, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 3.00%),
8.47%
,
 04/24/28 ................. 1,201 1,190,109
Severin Acquisition LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR + 3.25%),
8.63%
,
 08/01/27 ................. 303 303,789
Sophia LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.50%),
8.96%
,
 10/07/27 ................. 585 585,051
SS&C Technologies Holdings, Inc., Term Loan
B3, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 186 186,686
SS&C Technologies Holdings, Inc., Term Loan
B4, (1-mo. CME Term SOFR + 1.75%),
7.22%
,
 04/16/25 ................. 176 176,237
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%, 05/04/26 ......... 129 129,516
(3-mo. CME Term SOFR + 3.75%),
9.23%, 05/04/26 ............... 231 231,864
UKG, Inc., 2nd Lien Term Loan, (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
 05/03/27 ................ 389 389,032
Voyage Australia Pty Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Cap +
3.50%), 9.18%
,
 07/20/28 ........... 77 76,321
12,281,742
Specialty Retail — 0.2%
(a)
EG Group Ltd., Facility Term Loan, (1-mo.
CME Term SOFR at 0.50% Cap + 4.25%),
9.83%
,
 03/31/26
(d)
................ 156 155,366
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.75% Cap + 4.00%), 9.47%
,
 05/04/28 .. 617 617,493
PetSmart LLC, Term Loan, (1-mo. CME
Term SOFR at 0.75% Cap + 3.75%),
9.21%
,
 02/11/28 ................. 545 538,046
Pilot Travel Centers LLC, Term Loan B,
(1-mo. CME Term SOFR + 2.00%),
7.46%
,
 08/04/28 ................. 356 357,171
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.50%), 7.97%, 10/20/28 ......... 120 116,286
(1-mo. CME Term SOFR at 0.50% Cap +
3.25%), 8.71%, 10/20/28 ......... 179 173,867
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
RVR Dealership Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.21%
,
 02/08/28 ........... USD 47 $ 39,907
1,998,136
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan, (3-mo. CME
Term SOFR at 0.50% Cap + 3.00%),
8.50%
,
 02/20/29 ................. 151 151,799
Hanesbrands, Inc., Term Loan B, (1-mo.
CME Term SOFR at 0.50% Cap + 3.75%),
9.11%
,
 03/08/30
(d)
................ 106 105,882
257,681
Trading Companies & Distributors — 0.2%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(1-mo. CME Term SOFR + 2.50%),
7.97%
,
 05/19/28 ................. 286 287,211
Core & Main LP, Term Loan B, (1-mo.
CME Term SOFR + 2.50%), 7.96% -
8.06%
,
 07/27/28 ................. 574 573,366
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.96%, 06/02/28 ......... 316 315,461
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.97%, 06/02/28 ......... 369 369,020
TMK Hawk Parent Corp., Term Loan A, (3-mo.
CME Term SOFR at 1.00% Cap + 7.50%),
13.14%
,
 05/30/24
(d)
............... 234 231,811
TMK Hawk Parent Corp., Term Loan B, (3-mo.
CME Term SOFR at 1.00% Cap + 3.50%),
9.14% - 9.17%
,
 08/28/24
(d)
.......... 729 452,104
2,228,973
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Cap +
2.75%), 8.22%, 09/22/28 ......... 306 305,557
(1-mo. CME Term SOFR at 0.50% Cap +
3.50%), 8.86%, 09/22/28 ......... 174 174,195
OLA Netherlands BV, Term Loan, (1-mo.
CME Term SOFR at 0.75% Cap + 6.25%),
11.71%
,
 12/15/26
(d)
............... 177 175,331
Rand Parent LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
 03/17/30 ................. 77 77,009
732,092
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien
Term Loan B, (3-mo. LIBOR USD + 2.25%),
10.75%
,
 05/28/24 ................ 207 191,989
Digicel International Work Fee, Term Loan,
01/01/38
(o)
..................... 9 8,321
Gogo Intermediate Holdings LLC, Term Loan,
(1-mo. CME Term SOFR at 0.75% Cap +
3.75%), 9.22%
,
 04/30/28 ........... 333 333,887
SBA Senior Finance II LLC, Term Loan,
(1-mo. CME Term SOFR + 1.75%),
7.21%
,
 04/11/25 ................. 282 282,395
816,592
Total Floating Rate Loan Interests — 13.8%
(Cost: $148,014,182) ............................. 146,676,854

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Chile — 0.1%
Banco del Estado de Chile, 2.70%
,
01/09/25
(h)
USD 155 $ 150,028
Empresa Nacional del Petroleo
3.45%, 09/16/31
(h)
................ 360 301,813
6.15%, 05/10/33
(b)
................ 290 290,177
742,018
China — 0.0%
Industrial & Commercial Bank of China Ltd., (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.37%), 3.20%
(a)(h)(i)
.. 270 253,800
Colombia — 0.1%
Ecopetrol SA, 4.13%
,
01/16/25 ......... 496 482,670
Hong Kong — 0.0%
Airport Authority
(a)(h)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%), 2.10% 200 186,392
(7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.74%), 2.40% 200 176,700
363,092
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29
(h)
..................... EUR 562 657,056
India — 0.0%
(h)
Export-Import Bank of India, 3.38%
,
08/05/26 USD 200 191,742
Power Finance Corp. Ltd., 3.95%
,
04/23/30 . 300 277,182
468,924
Indonesia — 0.1%
(h)
Pertamina Persero PT
3.65%, 07/30/29 ................. 255 239,780
2.30%, 02/09/31 ................. 366 308,355
4.18%, 01/21/50 ................. 200 164,687
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara, 4.38%
,
02/05/50 200 163,938
876,760
Mexico — 0.2%
Petroleos Mexicanos
3.75%, 02/21/24
(h)
................ EUR 135 148,176
4.25%, 01/15/25 ................. USD 316 306,323
5.35%, 02/12/28 ................. 140 121,135
8.75%, 06/02/29 ................. 570 549,159
5.95%, 01/28/31 ................. 671 532,439
6.70%, 02/16/32 ................. 388 321,070
1,978,302
Morocco — 0.0%
OCP SA
(h)
3.75%, 06/23/31 ................. 223 191,501
5.13%, 06/23/51 ................. 333 251,935
443,436
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA,
5.13%
,
08/11/61
(b)
................ 225 168,766
Peru — 0.1%
Corp. Financiera de Desarrollo SA, 4.75%
,
07/15/25
(h)
..................... 555 548,184
Security
Par (000)
Par (000) Value
Poland — 0.0%
Bank Gospodarstwa Krajowego, 6.25%
,
10/31/28
(b)
..................... USD 258 $ 272,138
Total Foreign Agency Obligations — 0.7%
(Cost: $7,203,922) .............................. 7,255,146
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(h)
5.45%, 09/16/32 ................. 381 349,211
7.50%, 09/20/47 ................. 334 313,751
662,962
Chile — 0.1%
Republic of Chile, 4.34%
,
03/07/42 ....... 610 543,472
Colombia — 0.3%
Republic of Colombia
4.50%, 01/28/26 ................. 765 749,700
3.88%, 03/22/26 ................. EUR 170 185,299
3.88%, 04/25/27 ................. USD 492 468,784
3.13%, 04/15/31 ................. 437 355,199
8.00%, 04/20/33 ................. 371 404,970
8.00%, 11/14/35 ................. 245 267,739
8.75%, 11/14/53 ................. 200 229,687
2,661,378
Costa Rica — 0.1%
Republic of Costa Rica
6.55%, 04/03/34
(h)
................ 297 307,543
7.30%, 11/13/54
(b)
................ 312 338,177
645,720
Dominican Republic — 0.3%
Dominican Republic Government Bond
6.88%, 01/29/26
(h)
................ 397 403,630
5.95%, 01/25/27
(h)
................ 564 565,173
4.50%, 01/30/30
(b)
................ 641 588,919
7.05%, 02/03/31
(b)
................ 213 223,426
4.88%, 09/23/32
(b)
................ 1,030 936,414
2,717,562
Egypt — 0.0%
Arab Republic of Egypt
(b)
8.50%, 01/31/47 ................. 301 186,808
7.50%, 02/16/61 ................. 335 194,824
381,632
Guatemala — 0.2%
Republic of Guatemala
5.25%, 08/10/29
(b)
................ 290 283,910
7.05%, 10/04/32
(b)
................ 565 600,313
3.70%, 10/07/33
(h)
................ 266 221,312
6.60%, 06/13/36
(b)
................ 290 297,975
4.65%, 10/07/41
(b)
................ 716 583,540
1,987,050
Honduras — 0.0%
Republic of Honduras, 5.63%
,
06/24/30
(b)
... 288 256,320
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ................. 100 99,975
5.25%, 06/16/29
(b)
................ 596 599,296
699,271

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
India — 0.0%
(h)
Bharat Petroleum Corp. Ltd., 4.00%
,
05/08/25 USD 200 $ 196,178
Indian Railway Finance Corp. Ltd., 3.84%
,
12/13/27 ...................... 200 191,162
387,340
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III
4.40%, 06/06/27
(b)
................ 310 308,063
2.55%, 06/09/31
(h)
................ 200 173,437
Republic of Indonesia
4.10%, 04/24/28 ................. 609 596,439
6.75%, 01/15/44
(h)
................ 500 612,344
4.75%, 07/18/47
(h)
................ 200 196,375
5.45%, 09/20/52 ................. 225 239,133
2,125,791
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
(h)
6.38%, 03/03/28 ................. 1,047 1,026,387
5.88%, 10/17/31 ................. EUR 200 197,469
1,223,856
Mexico — 0.2%
United Mexican States
3.75%, 01/11/28 ................. USD 520 500,988
2.66%, 05/24/31 ................. 746 629,204
6.35%, 02/09/35 ................. 685 716,467
6.34%, 05/04/53 ................. 200 203,625
2,050,284
Mongolia — 0.0%
State of Mongolia, 3.50%
,
07/07/27
(h)
..... 200 178,625
Morocco — 0.1%
Kingdom of Morocco
2.38%, 12/15/27
(h)
................ 329 294,249
5.95%, 03/08/28
(b)
................ 311 318,581
612,830
Nigeria — 0.1%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
................ 360 344,812
7.63%, 11/28/47
(h)
................ 538 425,456
770,268
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(h)
..................... EUR 269 309,533
Oman — 0.2%
(h)
Oman Government Bond
6.50%, 03/08/47 ................. USD 563 573,556
6.75%, 01/17/48 ................. 673 702,654
Oman Sovereign Sukuk SAOC, 4.40%
,
06/01/24 ...................... 309 306,586
1,582,796
Pakistan — 0.0%
Islamic Republic of Pakistan, 6.00%
,
04/08/26
(h)
200 140,688
Panama — 0.0%
Republic of Panama, 6.85%
,
03/28/54 ..... 510 476,213
Paraguay — 0.1%
Republic of Paraguay
(h)
2.74%, 01/29/33 ................. 588 482,160
5.60%, 03/13/48 ................. 237 216,618
698,778
Security
Par (000)
Par (000) Value
Peru — 0.1%
Republic of Peru
2.78%, 01/23/31 ................. USD 553 $ 480,592
1.86%, 12/01/32 ................. 1,054 823,437
1,304,029
Philippines — 0.0%
Republic of Philippines, 3.70%
,
03/01/41 ... 200 171,375
Poland — 0.1%
Republic of Poland
4.88%, 10/04/33 ................. 286 289,075
4.25%, 02/14/43
(h)
................ EUR 176 204,202
5.50%, 04/04/53 ................. USD 437 454,659
947,936
Romania — 0.2%
Romania Government Bond
5.25%, 11/25/27
(b)
................ 296 293,309
2.88%, 03/11/29
(h)
................ EUR 616 614,764
2.50%, 02/08/30
(h)
................ 649 620,121
2.12%, 07/16/31
(h)
................ 763 669,580
2,197,774
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50%, 04/17/30
(h)
................ USD 691 690,784
5.00%, 01/18/53
(b)
................ 633 594,822
1,285,606
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(h)
.... 351 312,609
South Africa — 0.1%
Republic of South Africa
4.85%, 09/30/29 ................. 487 455,953
5.88%, 04/20/32 ................. 469 444,237
5.00%, 10/12/46 ................. 775 570,594
1,470,784
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka,
6.35%
,
06/28/24
(e)(h)(m)
.............. 319 160,796
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 5.95%
,
01/14/31
(b)
..................... 270 278,775
Ukraine — 0.0%
Ukraine Government Bond
(e)(m)
7.75%, 09/01/25
(h)
................ 345 101,430
8.99%, 02/01/26
(h)
................ 525 153,825
7.25%, 03/15/35
(b)
................ 837 194,184
449,439
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%
,
03/19/34
(h)
250 261,797
Uruguay — 0.1%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 609 659,224
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond,
7.85%
,
10/12/28
(b)
................ 296 309,135
Total Foreign Government Obligations — 2.9%
(Cost: $29,857,036) .............................. 30,921,648

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Investment Companies
Invesco Senior Loan ETF ............. 155,000 $ 3,282,900
iShares Floating Rate Bond ETF
(q)
....... 308,079 15,594,959
Total Investment Companies — 1.8%
(Cost: $18,913,408) .............................. 18,877,859
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.85%, 09/25/46
(a)
.............. USD 1,271 1,173,410
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 .................... 1,686 806,985
1,980,395
Commercial Mortgage-Backed Securities — 0.8%
(a)
BX Commercial Mortgage Trust, Series 2019-
XL, Class G, (1-mo. CME Term SOFR at
2.30% Floor + 2.41%), 7.78%, 10/15/36
(b)
2,550 2,511,108
Commercial Mortgage Trust, Series 2016-
667M, Class D, 3.18%, 10/10/36
(b)
..... 1,000 788,451
DBUBS Mortgage Trust, Series 2017-BRBK,
Class D, (1-mo. LIBOR USD + 0.00%),
3.53%, 10/10/34
(b)
................ 990 817,802
Hudson Yards Mortgage Trust, Series 2019-
5 5HY, Class F, 2.94%, 12/10/41
(b)
...... 1,343 958,485
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M2, 3.28%, 10/25/49 1,932 1,725,121
Series 2019-3, Class M3, 3.38%, 10/25/49 585 494,922
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class C, 4.50%, 09/15/58 1,000 897,601
8,193,490
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.12%, 08/15/57 .......... 25,188 1,063,600
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class
XC, 0.75%, 08/15/49
(b)
............. 8,700 142,875
1,206,475
Total Non-Agency Mortgage-Backed Securities — 1.1%
(Cost: $13,047,320) .............................. 11,380,360
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(d)
.............. 418 —
Industrial Conglomerates — 0.0%
Millennium Corp. Claim
(d)
.............. 393 —
Total Other Interests — 0.0%
(Cost: $—) .................................... —
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 0.7%
Banks — 0.0%
PNC Financial Services Group, Inc. (The)
(a)(i)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ...................... USD 124 $ 120,557
Series W, (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ...................... 107 99,742
220,299
Capital Markets — 0.0%
Goldman Sachs Group, Inc. (The), Series R, (5-
Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.22%), 4.95%
(a)(i)
... 87 83,075
Consumer Finance — 0.0%
General Motors Financial Co., Inc., Series C,
(5-Year US Treasury Yield Curve Rate T
Note Constan t Maturity + 5.00%), 5.70%
(a)(i)
61 56,333
Electric Utilities — 0.5%
(a)(i)
Edison International
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ...................... 4,771 4,512,406
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ...................... 81 75,419
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................ 116 120,766
4,708,591
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(i)
..................... 108 106,380
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(i)
Series H, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ...................... 133 126,387
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ...................... 2,070 1,907,461
2,033,848
Total Capital Trusts — 0.7%
(Cost: $7,614,442) .............................. 7,208,526
Shares
Shares
Preferred Stocks — 0.0%
Wireless Telecommunication Services
— 0.0%
Ligado Networks LLC, (Acquired 04/08/15, cost
$56,990)
(e)(f)
.................... 58,206 229
Total Preferred Stocks — 0.0%
(Cost: $56,990) ................................ 229
Total Preferred Securities — 0.7%
(Cost: $7,671,432) .............................. 7,208,755

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 20.0%
Uniform Mortgage-Backed Securities
(s)
3.50%, 01/25/54 ................. USD 56,000 $ 51,371,250
4.50%, 01/25/54 ................. 166,000 160,903,282
Total U.S. Government Sponsored Agency Securities — 20.0%
(Cost: $207,453,281) ............................. 212,274,532
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 06/30/27, Strike Price USD 10.00)
(d)
(e)
........................... 690 —
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/Exercisable
10/23/20, 1 Share for 1 Warrant, Expires
10/27/24, Strike Price USD 36.00)
(e)
.... 495 9,593
Total Warrants — 0.0%
(Cost: $—) .................................... 9,593
Total Long-Term Investments — 108.1%
(Cost: $1,160,336,689) ........................... 1,148,414,303
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 5.26%
(q)(t)
................. 15,092,019 $ 15,092,019
Total Money Market Funds — 1.4%
(Cost: $15,092,019) .............................. 15,092,019
Par (000)
Pa r (000)
U.S. Treasury Obligations — 7.6%
U.S. Treasury Bills
(u)
5.31%,  01/02/24 ................. USD 25,000 25,000,000
5.27%, 01/16/24 ................. 20,000 19,959,108
5.34%, 05/09/24 ................. 479 470,249
5.32%, 05/16/24 ................. 35,000 34,328,919
Total U.S. Treasury Obligations — 7.6%
(Cost: $79,737,752) .............................. 79,758,276
Total Short-Term Securities — 9.0%
(Cost: $94,829,771) .............................. 94,850,295
Total Options Purchased — 0.0%
( Cost: $1,130,727 ) .............................. 312,065
Total Investments Before Options Written — 117.1%
(Cost: $1,256,297,187 ) ........................... 1,243,576,663
Total Options Written — (0.0)%
(Premium Received — $(351,473)) ................... (84,305)
Total Investments Net of Options Written — 117.1%
(Cost: $1,255,945,714 ) ........................... 1,243,492,358
Liabilities in Excess of Other Assets — (17.1)% ........... (181,295,394)
Net Assets — 100.0% ..............................
$ 1,062,196,964
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $285,943, representing less than 0.05% of its net assets as of period end, and an original cost of $385,379.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)
Perpetual security with no stated maturity date.
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
When-issued security.
(l)
Convertible security.
(m)
Issuer filed for bankruptcy and/or is in default.
(n)
Zero-coupon bond.
(o)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)
Rounds to less than 1,000.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
fr om Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 5,967,132 $ 9,124,887
(a)
$ — $ — $ — $ 15,092,019 15,092,019 $ 191,221 $ —
iShares 0-5 Year High Yield
Corporate Bond ETF
(b)
... 21,754,106 — (22,103,861) (2,562,194) 2,911,949 — — 368,742 —
iShares Floating Rate Bond
ETF ................ 15,678,140 — — — (83,181) 15,594,959 308,079 309,655 —
$ (2,562,194) $ 2,828,768 $ 30,686,978 $ 869,618 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 485 03/19/24 $ 54,752 $ 1,772,471
U.S. Treasury 10-Year Ultra Note ............................................... 131 03/19/24 15,460 677,828
U.S. Treasury Long Bond ..................................................... 485 03/19/24 60,595 4,406,776
U.S. Treasury Ultra Bond ..................................................... 155 03/19/24 20,707 1,871,488
U.S. Treasury 2-Year Note .................................................... 337 03/28/24 69,393 662,401
U.S. Treasury 5-Year Note .................................................... 3,785 03/28/24 411,707 8,932,607
18,323,571
Short Contracts
U.S. Treasury 10-Year Note ................................................... 1,446 03/19/24 163,240 (5,323,414)
U.S. Treasury 10-Year Ultra Note ............................................... 371 03/19/24 43,784 (1,975,398)
U.S. Treasury Long Bond ..................................................... 514 03/19/24 64,218 (4,662,892)
U.S. Treasury Ultra Bond ..................................................... 632 03/19/24 84,431 (7,859,752)
U.S. Treasury 2-Year Note .................................................... 664 03/28/24 136,727 (821,331)
U.S. Treasury 5-Year Note .................................................... 29 03/28/24 3,154 (71,785)
(20,714,572)
$ (2,391,001)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 30,000 USD 32,773 Barclays Bank plc 01/12/24 $ 357
EUR 20,000 USD 21,948 Morgan Stanley & Co. International plc 01/12/24 139
EUR 50,000 USD 54,037 UBS AG 01/12/24 1,181
1,677
USD 21,890 EUR 20,000 Barclays Bank plc 01/12/24 (197)
USD 3,444,646 EUR 3,190,000 Morgan Stanley & Co. International plc 01/12/24 (78,215)
USD 12,534 GBP 10,000 Citibank NA 01/12/24 (213)
USD 87,950 GBP 70,000 UBS AG 01/12/24 (1,280)
USD 728,563 EUR 674,670 Barclays Bank plc 03/14/24 (18,375)
USD 2,659,584 EUR 2,462,199 UBS AG 03/14/24 (66,352)
USD 697,892 EUR 636,000 UBS AG 03/20/24 (6,408)
USD 105,200 GBP 83,000 Morgan Stanley & Co. International plc 03/20/24 (636)
(171,676)
$ (169,999)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 941 03/15/24 USD 95.50 USD 235,250 $ 111,744
Put
SPDR S&P 500 ETF Trust ...................... 434 01/19/24 USD 465.00 USD 20,628 60,542
SPDR S&P 500 ETF Trust ...................... 355 02/16/24 USD 460.00 USD 16,874 106,323
SPDR S&P 500 ETF Trust ...................... 82 03/15/24 USD 455.00 USD 3,898 33,456
200,321
$ 312,065

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 941 03/15/24 USD 97.00 USD 235,250 $ (35,288)
Put
SPDR S&P 500 ETF Trust ....................... 434 01/19/24 USD 445.00 USD 20,628 (13,237)
SPDR S&P 500 ETF Trust ....................... 355 02/16/24 USD 430.00 USD 16,874 (28,400)
SPDR S&P 500 ETF Trust ....................... 82 03/15/24 USD 405.00 USD 3,898 (7,380)
(49,017)
$ (84,305)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 1,515 $ 23,603 $ (12,974) $ 36,577
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .34%

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 266,454,673 $ 1,500,150 $ 267,954,823
Common Stocks
Capital Markets ........................................ — 109,594 — 109,594
Chemicals ............................................ 35,358 — — 35,358
Construction & Engineering ................................ 4,350 — — 4,350
Energy Equipment & Services .............................. — — — —
Financial Services ...................................... 335,608 — — 335,608
Health Care Providers & Services ............................ — — 54,322 54,322
Hotels, Restaurants & Leisure .............................. 24,194 — — 24,194
IT Services ........................................... 9,256 — — 9,256
Machinery ............................................ — 3 — 3
Media ............................................... — — 176,120 176,120
Metals & Mining ........................................ 106,127 — — 106,127
Oil, Gas & Consumable Fuels ............................... 29,304 — — 29,304
Pharmaceuticals ....................................... 73,191 — — 73,191
Professional Services .................................... — 190,500 — 190,500
Software ............................................. 66,575 — — 66,575
Corporate Bonds
Aerospace & Defense .................................... — 5,052,598 — 5,052,598
Air Freight & Logistics .................................... — 96,653 — 96,653
Automobile Components .................................. — 3,130,202 — 3,130,202
Automobiles .......................................... — 7,232,071 — 7,232,071
Banks ............................................... — 109,643,857 — 109,643,857
Beverages ........................................... — 478,806 — 478,806
Broadline Retail ........................................ — 917,241 — 917,241
Building Products ....................................... — 921,533 — 921,533
Capital Markets ........................................ — 31,620,654 — 31,620,654
Chemicals ............................................ — 6,278,525 — 6,278,525
Commercial Services & Supplies ............................. — 5,269,353 — 5,269,353
Communications Equipment ................................ — 472,736 — 472,736
Construction & Engineering ................................ — 1,646,414 — 1,646,414
Construction Materials .................................... — 388,378 — 388,378
Consumer Finance ...................................... — 17,576,719 — 17,576,719
Consumer Staples Distribution & Retail ........................ — 1,014,686 — 1,014,686
Containers & Packaging .................................. — 2,883,644 — 2,883,644
Distributors ........................................... — 189,446 — 189,446
Diversified Consumer Services .............................. — 621,005 — 621,005
Diversified REITs ....................................... — 6,500,561 — 6,500,561
Diversified Telecommunication Services ........................ — 20,520,352 — 20,520,352
Electric Utilities ........................................ — 17,127,801 — 17,127,801
Electrical Equipment ..................................... — 601,240 — 601,240
Electronic Equipment, Instruments & Components ................. — 194,157 — 194,157
Energy Equipment & Services .............................. — 4,786,552 — 4,786,552
Entertainment ......................................... — 630,164 — 630,164
Financial Services ...................................... — 13,957,783 — 13,957,783
Food Products ......................................... — 3,179,791 — 3,179,791
Gas Utilities ........................................... — 400,793 — 400,793
Ground Transportation ................................... — 1,030,691 — 1,030,691
Health Care Equipment & Supplies ........................... — 1,389,152 — 1,389,152
Health Care Providers & Services ............................ — 11,782,127 — 11,782,127
Health Care Technology .................................. — 644,439 — 644,439
Hotel & Resort REITs .................................... — 809,875 — 809,875
Hotels, Restaurants & Leisure .............................. — 11,566,955 — 11,566,955
Household Durables ..................................... — 7,673,814 — 7,673,814
Household Products ..................................... — 112,885 — 112,885
Independent Power and Renewable Electricity Producers ............ — 641,503 — 641,503
Industrial Conglomerates .................................. — 1,567,565 — 1,567,565
Insurance ............................................ — 4,018,916 — 4,018,916
Interactive Media & Services ............................... — 752,388 — 752,388
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
IT Services ........................................... $ — $ 2,227,974 $ — $ 2,227,974
Leisure Products ....................................... — 106,857 — 106,857
Life Sciences Tools & Services .............................. — 675,314 — 675,314
Machinery ............................................ — 3,458,072 — 3,458,072
Media ............................................... — 12,650,556 — 12,650,556
Metals & Mining ........................................ — 6,134,294 — 6,134,294
Mortgage Real Estate Investment Trusts (REITs) .................. — 95,967 — 95,967
Oil, Gas & Consumable Fuels ............................... — 36,105,614 — 36,105,614
Passenger Airlines ...................................... — 1,182,359 — 1,182,359
Personal Care Products .................................. — 130,959 — 130,959
Pharmaceuticals ....................................... — 6,255,824 — 6,255,824
Professional Services .................................... — 682,645 — 682,645
Real Estate Management & Development ....................... — 2,072,477 — 2,072,477
Retail REITs .......................................... — 297,726 — 297,726
Semiconductors & Semiconductor Equipment .................... — 12,664,856 — 12,664,856
Software ............................................. — 12,240,149 — 12,240,149
Specialized REITs ...................................... — 11,672,642 — 11,672,642
Specialty Retail ........................................ — 8,181,316 — 8,181,316
Technology Hardware, Storage & Peripherals .................... — 283,421 — 283,421
Textiles, Apparel & Luxury Goods ............................ — 846,038 — 846,038
Tobacco ............................................. — 11,449,452 — 11,449,452
Trading Companies & Distributors ............................ — 2,505,163 — 2,505,163
Transportation Infrastructure ............................... — 462,277 — 462,277
Wireless Telecommunication Services ......................... — 6,934,254 — 6,934,254
Floating Rate Loan Interests
Aerospace & Defense .................................... — 4,487,101 — 4,487,101
Automobile Components .................................. — 1,023,726 — 1,023,726
Automobiles .......................................... — 287,376 — 287,376
Beverages ........................................... — 1,635,955 — 1,635,955
Broadline Retail ........................................ — 1,503,797 484,530 1,988,327
Building Products ....................................... — 1,967,033 — 1,967,033
Capital Markets ........................................ — 3,958,892 — 3,958,892
Chemicals ............................................ — 5,288,795 1,181,649 6,470,444
Commercial Services & Supplies ............................. — 4,879,438 173,424 5,052,862
Communications Equipment ................................ — 875,148 — 875,148
Construction & Engineering ................................ — 1,576,856 — 1,576,856
Construction Materials .................................... — 1,508,468 — 1,508,468
Consumer Staples Distribution & Retail ........................ — 359,236 — 359,236
Containers & Packaging .................................. — 1,932,167 — 1,932,167
Distributors ........................................... — 764,818 — 764,818
Diversified Consumer Services .............................. — 3,815,655 — 3,815,655
Diversified REITs ....................................... — 262,096 — 262,096
Diversified Telecommunication Services ........................ — 5,152,783 — 5,152,783
Electrical Equipment ..................................... — 574,088 — 574,088
Electronic Equipment, Instruments & Components ................. — 282,576 — 282,576
Energy Equipment & Services .............................. — 47,241 11,500 58,741
Entertainment ......................................... — 5,817,462 — 5,817,462
Financial Services ...................................... — 5,278,735 345,850 5,624,585
Food Products ......................................... — 4,066,592 — 4,066,592
Ground Transportation ................................... — 1,132,092 — 1,132,092
Health Care Equipment & Supplies ........................... — 3,023,731 — 3,023,731
Health Care Providers & Services ............................ — 2,948,629 — 2,948,629
Health Care Technology .................................. — 3,024,968 — 3,024,968
Hotels, Restaurants & Leisure .............................. — 9,265,767 37,999 9,303,766
Household Durables ..................................... — 2,382,975 — 2,382,975
Independent Power and Renewable Electricity Producers ............ — 631,506 — 631,506
Industrial Conglomerates .................................. — 363,084 — 363,084
Insurance ............................................ — 5,765,434 — 5,765,434
Interactive Media & Services ............................... — 1,527,493 — 1,527,493
IT Services ........................................... — 3,731,482 — 3,731,482
Leisure Products ....................................... — 359,656 147,207 506,863
Life Sciences Tools & Services .............................. — 3,043,340 — 3,043,340
Machinery ............................................ — 7,095,462 — 7,095,462
Media ............................................... — 2,925,891 205,891 3,131,782
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Level 1 Level 2 Level 3 Total
Oil, Gas & Consumable Fuels ............................... $ — $ 2,970,885 $ — $ 2,970,885
Passenger Airlines ...................................... — 4,017,794 — 4,017,794
Personal Care Products .................................. — 1,260,331 2,964,612 4,224,943
Pharmaceuticals ....................................... — 3,253,378 — 3,253,378
Professional Services .................................... — 5,198,446 400,502 5,598,948
Real Estate Management & Development ....................... — 278,731 237,915 516,646
Semiconductors & Semiconductor Equipment .................... — 623,450 — 623,450
Software ............................................. — 12,281,742 — 12,281,742
Specialty Retail ........................................ — 1,842,770 155,366 1,998,136
Textiles, Apparel & Luxury Goods ............................ — 151,799 105,882 257,681
Trading Companies & Distributors ............................ — 1,545,058 683,915 2,228,973
Transportation Infrastructure ............................... — 556,761 175,331 732,092
Wireless Telecommunication Services ......................... — 816,592 — 816,592
Foreign Agency Obligations ................................. — 7,255,146 — 7,255,146
Foreign Government Obligations .............................. — 30,921,648 — 30,921,648
Investment Companies .................................... 18,877,859 — — 18,877,859
Non-Agency Mortgage-Backed Securities ........................ — 11,380,360 — 11,380,360
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 7,208,526 — 7,208,526
U.S. Government Sponsored Agency Securities .................... — 212,274,532 — 212,274,532
Warrants .............................................. 9,593 — — 9,593
Short-Term Securities
Money Market Funds ...................................... 15,092,019 — — 15,092,019
U.S. Treasury Obligations ................................... — 79,758,276 — 79,758,276
Options Purchased
Equity contracts .......................................... 200,321 — — 200,321
Interest rate contracts ...................................... 111,744 — — 111,744
$ 34,975,499 $ 1,199,558,770 $ 9,042,165 $ 1,243,576,434
Investments Valued at NAV
(a)
...................................... 229
$ 1,243,576,663
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 1,677 $ — $ 1,677
Interest rate contracts ....................................... 18,323,571 36,577 — 18,360,148
Liabilities
Equity contracts ........................................... (49,017) — — (49,017)
Foreign currency exchange contracts ............................ — (171,676) — (171,676)
Interest rate contracts ....................................... (20,749,860) — — (20,749,860)
$ (2,475,306) $ (133,422) $ — $ (2,608,728)
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
December 31, 2023
BlackRock Income Fund

Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced